Exhibit 99.14

Exception Grades
Run Date - 6/4/2024 5:25:44 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
221283602		3158527846		30515933			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283602		3158527846		30515934			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283602		3158527846		30522762			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of use of capital gains used for qualifying income. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-09): Universal Product Exception Form in file, exception approved with comp factors.			05/09/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283603		3158527848		30516687			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283604		3158527849		30521849			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	-	Issue date of CD ([Redacted]) is [Redacted]. The borrower's electronically signed this CD on [Redacted].				Reviewer Comment (2024-05-14): unsigned copy of the [Redacted] CD in file Buyer Comment (2024-05-13): Please review [Redacted] CD not signed. If not sufficient please advise what can be provided to clear	05/14/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283604	3158527849	30521907	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure dated [Redacted] disclosed amount financed charges are $[Redacted]. Due Diligence finance charges are $[Redacted]. There is a variance of -$[Redacted].	Reviewer Comment (2024-05-22): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD.

Buyer Comment (2024-05-20): The copy of the refund check for $[Redacted] was already provided to you. Please advise why you are asking for the cure refund. Please see doc [Redacted]

Reviewer Comment (2024-05-20): [Redacted] received Corrected CD, LOE to borrower and proof of mailing.  To finalize cure provide copy of cure refund for total underdisclosure of $[Redacted].

Buyer Comment (2024-05-16): Please review

Buyer Comment (2024-05-16): Please review POD and PCCD for refund

Reviewer Comment (2024-05-15): [Redacted] received [Redacted] CD and [Redacted] CD (final unsigned).  The VOE refund however does not account for all of the underdisclosure.  Finance Charges are underdisclosed on the Final CD by $[Redacted].  The fees included in the calculation are: Administration fee $[Redacted], Discount points $[Redacted], Prepaid Int $[Redacted], Processing fee $[Redacted], Title-courier $[Redacted], Title-Admin Fee $[Redacted], Title-Closing Coordination fee $[Redacted], Title-Settlement agent $[Redacted] and VOE $[Redacted].  If lender does not agree with a fee being a finance charge, than a written document of Lender Attestation giving the specific purpose of the fee(s) would be required in order to determine the purpose and if a finance charge.

Buyer Comment (2024-05-13): Please review refund. Documents were in file at time of review
																			05/22/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283604	3158527849	30521908	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure dated [Redacted] disclosed finance charges are $[Redacted]. Due Diligence finance charges are $[Redacted]. There is a variance of $[Redacted].	Reviewer Comment (2024-05-22): [Redacted] received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD.

Buyer Comment (2024-05-20): The copy of the refund check for $[Redacted] was already provided to you. Please advise why you are asking for the cure refund. Please see doc [Redacted]

Reviewer Comment (2024-05-20): [Redacted] received Corrected CD, LOE to borrower and proof of mailing.  To finalize cure provide copy of cure refund for total underdisclosure of $[Redacted].

Buyer Comment (2024-05-16): Please review documents uploaded

Reviewer Comment (2024-05-15): [Redacted] received [Redacted] CD and [Redacted] CD (final unsigned).  However, unable to address exception with documents.  Finance Charges are underdisclosed on the Final CD by $[Redacted].  The fees included in the calculation are: Administration fee $[Redacted], Discount points $[Redacted], Prepaid Int $[Redacted], Processing fee $[Redacted], Title-courier $[Redacted], Title-Admin Fee $[Redacted], Title-Closing Coordination fee $[Redacted], Title-Settlement agent $[Redacted] and VOE $[Redacted].  If lender does not agree with a fee being a finance charge, than a written document of Lender Attestation giving the specific purpose of the fee(s) would be required in order to determine the purpose and if a finance charge.

Buyer Comment (2024-05-13): Please see documents uploaded
																			05/22/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283604		3158527849		30521910			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-09): Sufficient Cure Provided At Closing		05/09/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283605		3158527850		30515102			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three ([Redacted]) business days prior to consummation.	Appraisal report dated [Redacted] was not received by the borrower's three ([Redacted]) business days prior to consummation. Appraisal waiver was not provided indicating borrower was not to receive receipt of Appraisal three ([Redacted]) business days prior to consummation.				Reviewer Comment (2024-05-09): appraisal acknowledgement in file Buyer Comment (2024-05-09): Please review Appraisal POR that was in file at time of your review	05/09/2024			1	B	A	B	A	B	A	B	A	B	A		AR	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283605		3158527850		30515104			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		AR	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283607		3158527856		30521689			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-05-13): PDI with inspection date of [Redacted], shows no damage to subject property Buyer Comment (2024-05-13): Please review PDI	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283607		3158527856		30527178			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Insurance and tax verification for real-estate owned property located at [Redacted].				Reviewer Comment (2024-05-13): mtg statement received for REO property, showing T&I is escrowed, [Redacted] Buyer Comment (2024-05-13): Do not concur. Please review mortgage stmt that was in file that show taxes and insurance escrowed	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283613		3158527876		30564700			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. This is an [Redacted] condition.				Reviewer Comment (2024-05-23): client has accepted [Redacted] condition Buyer Comment (2024-05-23): [Redacted] accepted			05/23/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283614		3158527878		30525842			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Appraisal report dated [Redacted] missing evidence of receipt to applicant three ([Redacted]) business days prior to consummation.				Reviewer Comment (2024-05-13): appraisal acknowledgement form received, [Redacted] Buyer Comment (2024-05-13): Please review POR that was in file	05/13/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Second Home	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283614	3158527878	30525843	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the points and fees are more than allowable maximum, resulting in a loan designation discrepancy.	Reviewer Comment (2024-05-14): adjusted rate can be [Redacted].

Buyer Comment (2024-05-13): Please view discount rate disclosure. the starting adjusted rate can be [Redacted]. Please clear or escalate to Mgmt to advise why this is not acceptable

Reviewer Comment (2024-05-13): [Redacted] testing is based on the industry standard of for every point paid, the rate is reduced by at least [Redacted]%.  The [Redacted] report (page [Redacted] of [Redacted]) is showing the "Bona Fide Discount Point Rate Reduction Basis" is [Redacted]%, which accounts for the difference in testing results from [Redacted] vs. the [Redacted] report.

Buyer Comment (2024-05-13): Please review undiscounted rate on Lender regulatory test
																		05/14/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221283614		3158527878		30525844			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or [Redacted]%).	Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or [Redacted]%).				Reviewer Comment (2024-05-14): adjusted rate can be [Redacted]. Buyer Comment (2024-05-13): Please review disclosure uploaded Reviewer Comment (2024-05-13): [Redacted] testing is based on the industry standard of for every point paid, the rate is reduced by at least [Redacted]%. The [Redacted] report (page [Redacted] of [Redacted]) is showing the "Bona Fide Discount Point Rate [Redacted] Basis" is [Redacted]%, which accounts for the difference in testing results from [Redacted] vs. the [Redacted] report. Buyer Comment (2024-05-13): Please review undiscounted rate on [Redacted]	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283616		3158527881		30586221			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		Missing AUS submission report required by program guidelines.				Reviewer Comment (2024-05-21): AUS received Buyer Comment (2024-05-21): Please review DU that was in file at the time of review	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283618		3158527887		30527003			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-05-09): Sufficient Cure Provided within [Redacted] Days of Closing		05/09/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283621		3158527894		30590069			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		Missing AUS submission as required per program guidelines.				Reviewer Comment (2024-05-21): AUS received, [Redacted] Buyer Comment (2024-05-21): Please review DU that was in file at time of review	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		MT	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283622		3158527895		30593956			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	Affidavit of Occupancy in file indicates [Redacted] home, however, the final 1003 indicates primary residence. [Redacted] grade for conflicting information in the file.				Reviewer Comment (2024-05-22): Final signed 1003 shows second home Buyer Comment (2024-05-22): Please review Final 1003 that was in file that indicated property is a second home Buyer Comment (2024-05-22): Please review Final 1003 that indicated property is a second home	05/22/2024			1	B	A	B	A	B	A	B	A	B	A		UT	Second Home	Refinance - Rate/Term		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283624		3158527898		30516523			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of the E-Sign Consent Agreement.				Reviewer Comment (2024-05-10): econsent form received Buyer Comment (2024-05-10): consent in file - please review red verbiage stated borrower accepted on [Redacted]	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283625		3158527902		30514759			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy has a coverage amount of $[Redacted] this is less than the note amount of $[Redacted] Please provide an updated title Commitment or final title				Reviewer Comment (2024-05-09): final title policy with correct loan amount coverage received Buyer Comment (2024-05-09): Please review Title policy	05/09/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283628		3158527905		30516905			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283628		3158527905		30516906			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Second Home	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283628		3158527905		30525532			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three ([Redacted]) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal report dated [Redacted] was not received by the borrower's three ([Redacted]) business days prior to consummation.				Reviewer Comment (2024-05-13): confirmation of appraisal delivery received Buyer Comment (2024-05-13): Please review POR	05/13/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283629		3158527908		30515224			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three ([Redacted]) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-05-14): proof of appraisal receipt received Buyer Comment (2024-05-14): Please review POR that was in file at time of review	05/14/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283629		3158527908		30515226			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	A valid change of circumstance was not provided for the increase in the appraisal fee				Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283631		3158527920		30515393			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The Title Policy Amount of $[Redacted] is less than the note amount of $[Redacted] based on the Commitment in file. Please provide an updated title commitment with the correct loan policy amount, or a final title policy.				Reviewer Comment (2024-05-09): final title policy with correct loan amount coverage has been received Buyer Comment (2024-05-09): Please review Title attached	05/09/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Second Home	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283632		3158527922		30514692			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-05-10): final title policy with correct loan amount coverage has been received Buyer Comment (2024-05-10): Please review title policy with sufficient coverage	05/10/2024			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283633		3158527927		30566674			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account.	Final Closing Disclosure page four ([Redacted]) provided on [Redacted] did not indicate if the borrower declined or the lender declined to not have an escrow account.				Reviewer Comment (2024-05-23): [Redacted] received Letter of explanation and Corrected Closing disclosure. Buyer Comment (2024-05-23): Please see PC Cd issued [Redacted] that was in file at time of review		05/23/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283633		3158527927		30566675			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	The earliest dated Loan Estimate in file was dated [Redacted] which was more than [Redacted] days after the application date of [Redacted].				Reviewer Comment (2024-05-23): [Redacted] LE received Buyer Comment (2024-05-23): Please see ILE dated [Redacted] that was in file at time of review	05/23/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283635		3158527930		30515228			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Amount Financed in the amount of $[Redacted]. Calculated Amount Financed of $[Redacted] Variance of $[Redacted]				Reviewer Comment (2024-05-22): [Redacted] received documentation on fee purpose. Buyer Comment (2024-05-20): Please review proof that the Credit technology is part of the credit which is a non apr fee Reviewer Comment (2024-05-16): There is also a separate credit report fee charged on the CD. Please provide documentation that Credit Technology and Verification Fee is for credit report. Buyer Comment (2024-05-15): Per the lender The credit technology fee is a credit report fee please excluded from apr and advise if a refund is still required	05/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283635		3158527930		30515229			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Finance Charge disclosed is $[Redacted]. Calculated finance charge is $[Redacted]. Variance of $[Redacted]				Reviewer Comment (2024-05-22): [Redacted] received documentation on fee purpose. Buyer Comment (2024-05-20): Please review proof that the Credit technology is part of the credit which is a non apr fee Reviewer Comment (2024-05-16): There is also a separate credit report fee charged on the CD. Please provide documentation that Credit Technology and Verification Fee is for credit report. Buyer Comment (2024-05-15): Per the lender The credit technology fee is a credit report fee please excluded from apr and advise if a refund is still required	05/22/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283640		3158527937		30528462			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three ([Redacted]) business days prior to consummation.	File is missing evidence the appraisal report dated [Redacted] was provided to the borrowers three ([Redacted]) business days prior to consummation.				Reviewer Comment (2024-05-14): proof of appraisal receipt received Buyer Comment (2024-05-14): Please see attached acknowledgment of receipt of the Appraisal	05/14/2024			1	B	A	B	A	B	A	B	A	B	A		DC	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283640		3158527937		30545866			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-13): Sufficient Cure Provided At Closing		05/13/2024		1	A	A	A	A	A	A	A	A	A	A		DC	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283641		3158527938		30515155			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three ([Redacted]) business days prior to consummation.	Appraisal report dated [Redacted] was not received by the borrower's three ([Redacted]) business days prior to consummation. Appraisal waiver was not provided indicating borrower was not to receive receipt of Appraisal three ([Redacted]) business days prior to consummation.				Reviewer Comment (2024-05-09): appraisal acknowledgement received Buyer Comment (2024-05-09): Please find attached the Appraisal Acknowledgment within [Redacted] business days.	05/09/2024			1	B	A	B	A	B	A	B	A	B	A		GA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283641		3158527938		30515156			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283644		3158527943		30547464			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception to allow for use of income from an [Redacted]-Corp with less than [Redacted]% ownership. Exception approved with comp factors	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-13): Universal Product Exception Form in file, exception approved with comp factors.			05/13/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283645		3158527944		30515260			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283645		3158527944		30515261			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283647		3158527947		30548534			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing insurance verification for real-estate owned property located at [Redacted].				Reviewer Comment (2024-05-14): LOE for insurance received Buyer Comment (2024-05-14): Please see attached LOE as the monthly charges is for association fees.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283649		3158527951		30522209			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	HOA verification was missing in file for the borrower's second home.				Reviewer Comment (2024-05-13): HOA verification received Buyer Comment (2024-05-13): Please see attached HOA document.	05/13/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283650		3158527953		30567043			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-16): Sufficient Cure Provided At Closing		05/16/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283651		3158527955		30514877			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283652		3158527958		30530343			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing required Third Party verification of the borrower's self-employment, resulting in a loan designation discrepancy.				Reviewer Comment (2024-05-14): [Redacted] party verification of self-employment has been received Reviewer Comment (2024-05-14): Tax form [Redacted] received, which is not a [Redacted] party verification of self-employment. Buyer Comment (2024-05-14): Please review docs attached for Self-employment.	05/14/2024			1	B	A	C	A	B	A	C	A	B	A		AZ	Second Home	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283652		3158527958		30530344			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	The file is missing the required third party verification for the borrower's self-employment income				Reviewer Comment (2024-05-14): [Redacted] party verification of self-employment has been received Reviewer Comment (2024-05-14): Tax form [Redacted] received, which is not a [Redacted] party verification of self-employment. Buyer Comment (2024-05-14): Please review attached self employed income.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283652		3158527958		30530345			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	The file is missing the required third party verification for the borrower's self-employment income				Reviewer Comment (2024-05-14): [Redacted] party verification of self-employment has been received Reviewer Comment (2024-05-14): Tax form [Redacted] received, which is not a [Redacted] party verification of self-employment. Buyer Comment (2024-05-14): Please review attached self employed income.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283652		3158527958		30530346			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.	The file is missing the required third party verification for the borrower's self-employment income				Reviewer Comment (2024-05-14): [Redacted] party verification of self-employment has been received Reviewer Comment (2024-05-14): Tax form [Redacted] received, which is not a [Redacted] party verification of self-employment. Buyer Comment (2024-05-14): Please review attached self employed income.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283652		3158527958		30530347			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing third party verification of the borrower's self-employment.				Reviewer Comment (2024-05-14): [Redacted] party verification of self-employment has been received Reviewer Comment (2024-05-14): Tax form [Redacted] received, which is not a [Redacted] party verification of self-employment. Buyer Comment (2024-05-14): Please review docs attached for Self-employment.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283652		3158527958		30530358			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		The file is missing the required third party verification for the borrower's self-employment income				Reviewer Comment (2024-05-14): [Redacted] party verification of self-employment has been received Reviewer Comment (2024-05-14): Tax form [Redacted] received, which is not a [Redacted] party verification of self-employment. Buyer Comment (2024-05-14): Please review docs attached for Self-employment.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283652		3158527958		30530368			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing third party verification of the borrower's self-employment.				Reviewer Comment (2024-05-14): [Redacted] party verification of self-employment has been received Reviewer Comment (2024-05-14): Tax form [Redacted] received, which is not a [Redacted] party verification of self-employment. Buyer Comment (2024-05-14): Please review docs attached for Self-employment.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283652		3158527958		30547143			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The third party verification for the self employment businesses are missing.				Reviewer Comment (2024-05-14): [Redacted] party verification of self-employment has been received Buyer Comment (2024-05-14): See attached VOE Reviewer Comment (2024-05-14): Tax form [Redacted] received, which is not a [Redacted] party verification of self-employment. Buyer Comment (2024-05-14): Please review docs attached for Self-employment.	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283653		3158527959		30517256			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		KY	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283656		3158527964		30525168			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], and the Freddie Mac Home Value Explorer AVM in file has a FSD score of [Redacted] which does not meet securitization requirements.				Reviewer Comment (2024-05-16): CDA received, with value supporting the original appraised value Buyer Comment (2024-05-16): Please see attached CDA	05/16/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Second Home	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283658		3158527968		30527965			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three ([Redacted]) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-05-14): proof of appraisal delivery received, [Redacted] Buyer Comment (2024-05-14): Please see attached appraisal notice.	05/14/2024			1	B	A	B	A	B	A	B	A	B	A		CO	Second Home	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283659	3158527969	30515700	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points fee in the amount of $[redacted] disclosed on Loan Estimate dated [redacted] increased to $[redacted] on the final Closing Disclosure dated [redacted] (after the note date of [redacted]). File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[redacted] but it was insufficient to cover all of the tolerance issues.	Reviewer Comment (2024-05-31): PCCD, refund check, LOE and proof of delivery received

Buyer Comment (2024-05-30): Please review PCCD, LOE, refund check and tracking.

Reviewer Comment (2024-05-17): Lender Credit rebaseline was for the [redacted] change date on the [redacted] CD when the lender credit was removed tu to change in borrower eligibility due to rate/fico. At that time on that [redacted] CD, the discount points were disclosed as $[redacted]. Discount points were added to a Post Close CD on [redacted] for $[redacted]. Once closed, a changed circumstance is no longer valid. The final settlement statement also confirms the borrower was charged the discount points of $[redacted]. This was never disclosed to borrower prior to closing with a valid changed circumstance and borrower is due a refund.
The lender credit COC is for a different disclosure on [redacted] and no discount points were added on that CD nor any CD after or within 3 business days of the [redacted] change date to add those fees. Only the PCCD added the fee after closing and after borrower was charged.
Corrected CD, LOE to borrower, copy of cure refund and proof of mailing required to cure.

Reviewer Comment (2024-05-16): SitusAMC received Funding request form lieu of COC, which indicates Rate lock extended on [redacted]. however Loan Discount point increased post-closing on PCCD dated [redacted]. Fee cannot be re-baselined for increase of fee post-closing by a COC. A corrected CD and LOE to borrower should place this credit towards the Discount fee, if that is the fee it was intended to be credited toward, and shown in the Paid by Others column on page 2 of the Corrected CD. ALTA settlement statement does reflect a general credit to borrower for same amount, but for fee tolerance fees, it should be credited specifically to that fee in the paid by others column.

Buyer Comment (2024-05-14): Please review Funding Request form item #10

Buyer Comment (2024-05-14): Please review change in circumstance form attached

Reviewer Comment (2024-05-14): SitusAMC received LOE from borrower that title company credited $[redacted] on page 3.  However, for fee tolerance testing the credit should be disclosed specifically to the fee in question.  A credit "for Lock" is not specific and is a general credit to borrower and not specific to the fee in question.  A corrected CD and LOE to borrower should place this credit towards the Discount fee, if that is the fee it was intended to be credited toward, and shown in the Paid by Others column on page 2 of the Corrected CD.  ALTA settlement statement does reflect a general credit to borrower for same amount, but for fee tolerance fees, it should be credited specifically to that fee in the paid by others column.

Buyer Comment (2024-05-10): Please see attached letter of explanation.
																			05/31/2024		2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283659		3158527969		30516094			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[redacted].	Lender Credit fee in the amount of $[redacted] disclosed on Loan Estimate dated [redacted] decreased to $[redacted] on the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[redacted] but it was insufficient to cover all of the tolerance issues.				Reviewer Comment (2024-05-16): SitusAMC received valid changed circumstance. Buyer Comment (2024-05-14): Please review Funding Request form attached item #10 Buyer Comment (2024-05-14): Please review Change in Circumstance form attached	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283661	3158527971	30522271	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Reviewer Comment (2024-05-22): client has accepted [Redacted] condition

Buyer Comment (2024-05-22): [Redacted] accepted.

Reviewer Comment (2024-05-15): Borrower and Non-borrower fees match page 4, and exception is [Redacted]

Buyer Comment (2024-05-13): Please re-review - the Initial escrow payment on page 2 and page 4 both reflects $[Redacted] for the non-borrower amount ($[Redacted]+$[Redacted]) as indicated on the FCD and PCCD. This amount will not be reflected in the borrower column due to it was not paid by the borrower on page 2. When the escrows are in the Seller-Paid or Paid by Others column, the amount in the Borrower-Paid column on the CD will only include the amount paid by the customer.
																				05/22/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283663		3158527976		30515429			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-08): Sufficient Cure Provided At Closing		05/08/2024		1	A	A	A	A	A	A	A	A	A	A		CT	Second Home	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283671	3158527994	30522527	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts doesn't match with Escrow Account section (pg 4).	Reviewer Comment (2024-05-15): client has accepted EV2 finding

Buyer Comment (2024-05-15): EV2 accepted.

Reviewer Comment (2024-05-15): [Redacted] received [Redacted] CD electronicsally signed by borrowers on [Redacted] at [Redacted] & [Redacted].  There is another CD that is considered the Final CD however, that also has the issue date of [Redacted] but is Wet Signed on [Redacted] and considered the last CD in that sequence that disclosed seller paying $[Redacted] in property taxes of the Initial escrow payment. [Redacted] has discussed this specific issue with outside counsel in the past.  We note that [Redacted](l)(7) [Escrow Account on page 4] basically refers to [Redacted](g)(3) [Section G on page 2 of CD]. In (g)(3), the only total that is referenced is the borrower-paid total. Further, it makes sense that the (l)(7) disclosure in the CD matches up with the borrower-paid total because we note that the (l)(7) disclosure states "A cushion for the escrow account you [i.e., the borrower] pay for at closing." To permit a total that is both borrower- and non-borrower paid would appear misleading since that would then not be the amount that "you [i.e., the borrower]" is paying.  The exception is graded as an EV2 instead of an EV3 given the instructions in the [Redacted] Compliance Guide.

Buyer Comment (2024-05-13): Please see attached FCD with the print date of [Redacted] at [Redacted], the amount of $[Redacted] on pg 2 matches pg 4 in the initial escrow payment
																				05/15/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283671		3158527994		30522567			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Fee in Initial LE dated [Redacted] was $[Redacted] and increased in CD dated [Redacted] with amount of $[Redacted] with no sufficient cure provided in file.				Reviewer Comment (2024-05-09): Sufficient Cure Provided At Closing		05/09/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283671		3158527994		30522568			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Credit report Fee in Initial LE dated [Redacted] was $[Redacted] and increased in CD dated [Redacted] with amount of $[Redacted] with no sufficient cure provided in file.				Reviewer Comment (2024-05-09): Sufficient Cure Provided At Closing		05/09/2024		1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283677	3158528002	30521751	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure dated [Redacted] disclosed amount financed charges are $[Redacted]. Due Diligence finance charges are $$[Redacted]. There is a variance of $[Redacted].	Reviewer Comment (2024-05-16): Excluded the Title - Service Sales Tax from the finance charge and cleared violation.

Buyer Comment (2024-05-15): Please review letter of explanation to cure exception

Reviewer Comment (2024-05-14): Please provide documentation that Credit Technology and Verification Fee is for pre-closing services only.

Buyer Comment (2024-05-10): Do not concur- remove non prepaid fees from variance: Title attached confirming $[Redacted] is for Lender sales tax and [Redacted] is for Title Signing fee non prepaid. The  $[Redacted] is for Notary fee this is also considered non prepaid.
																		05/16/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283677	3158528002	30521752	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure dated [Redacted] disclosed finance charges are $[Redacted]. Due Diligence finance charges are $$[Redacted]. There is a variance of $[Redacted]	Reviewer Comment (2024-05-16): Excluded the Title - Service Sales Tax from the finance charge and cleared violation.

Buyer Comment (2024-05-15): Please review letter of explanation to cure exception

Reviewer Comment (2024-05-14): Please provide documentation that Credit Technology and Verification Fee is for pre-closing services only.

Buyer Comment (2024-05-10): Do not concur with variance- Title attached confirming Sales Tax for Lender and Signing fee non prepaid charges $[Redacted], $[Redacted] Signing fee. Also the $[Redacted] Notary fee is considered non prepaid please exclude from prepaid charges
																		05/16/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283679		3158528009		30528373			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Appraisal Re-Inspection Fee was last disclosed as $[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $[Redacted], a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Refinance - Rate/Term	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283683		3158528014		30544478			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-13): Sufficient Cure Provided At Closing		05/13/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283688		3158528023		30521593			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Due to missing verification of employment for the co-borrower, unable to determine if the document is dated within ten ([Redacted]) business days of the Note.				Reviewer Comment (2024-05-10): VOE received Buyer Comment (2024-05-10): VOE attached for Holly	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283688		3158528023		30526193			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Waterfall finding due to missing verification of employment for co-borrower.				Reviewer Comment (2024-05-10): VOE received Buyer Comment (2024-05-10): Do not concur-VOE attached	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283688		3158528023		30526216			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing verification of employment for co-borrower, resulting in a loan designation discrepancy.				Reviewer Comment (2024-05-10): VOE received Buyer Comment (2024-05-10): Do not concur-VOE attached	05/10/2024			1	B	A	C	A	B	A	C	A	B	A		MN	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283688		3158528023		30526217			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing verification of employment for co-borrower.				Reviewer Comment (2024-05-10): VOE received Buyer Comment (2024-05-10): Do not concur-VOE attached	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283688		3158528023		30526219			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Waterfall finding due to missing verification of employment for co-borrower.				Reviewer Comment (2024-05-10): VOE received Buyer Comment (2024-05-10): Do not concur-VOE attached	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283688		3158528023		30526306			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing verification of employment for co-borrower.				Reviewer Comment (2024-05-10): VOE received Buyer Comment (2024-05-10): Do not concur-VOE attached	05/10/2024			1	C	A	C	A	C	A	C	A	C	A		MN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283690		3158528025		30591893			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing tax verification for real-estate property located at [Redacted].				Reviewer Comment (2024-05-21): acceptable verification in file for REO property Buyer Comment (2024-05-21): cont-Prop taxes shown on 1003 Buyer Comment (2024-05-21): Do not concur- [Redacted], [Redacted] is borrowers business, self-rental. Tax and HOI paid by business -please review verification attached	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283694		3158528029		30559453			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-05-21): proof of appraisal delivery received Buyer Comment (2024-05-21): Do not concur- Appraisal receipt attached	05/21/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283694		3158528029		30559454			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Creditor did not provide List of Homeownership Counseling Organizations to borrower.								2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283694		3158528029		30559455			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed.	The field for Non-Escrowed Property Costs over Year 1 on page 4 of the final Closing Disclosure is blank and should have reflected $[redacted] which is the annual amount of HOA dues based on disclosed amount of $[redacted]/mo.								3	C	C	C	C	C	C	C	C	C	C		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283695		3158528031		30559504			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	The file was missing insurance verification for real-estate owned property [Redacted].				Reviewer Comment (2024-05-21): REO documentation received Buyer Comment (2024-05-21): Do not concur-please review Insurance verification attached	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283696		3158528032		30522436			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Evidence of delivery of final appraisal dated [Redacted] not provided.				Reviewer Comment (2024-05-17): proof of appraisal delivery received Buyer Comment (2024-05-17): Do not concur. Appraisal receipt attached	05/17/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283699		3158528035		30522794			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points was last disclosed as $[redacted] on the [redacted] Closing Disclosure but was disclosed as $[redacted] on the Final CD. File does not contain a valid Change of Circumstance for this fee increase and there was no evidence of a tolerance cure.				Reviewer Comment (2024-05-23): SitusAMC received a valid COC. Buyer Comment (2024-05-22): Please review letter of explanation for CIC,CD Buyer Comment (2024-05-22): Please review valid Change in Circumstance form, letter of explanation and CD attached	05/23/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283699		3158528035		30568342			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No proof in file that the appraisal was provided to the borrower.				Reviewer Comment (2024-05-17): appraisal acknowledgement received Buyer Comment (2024-05-17): Do not concur; Appraisal Acknowledgment attached indicates "your receipt of the appraisal report three or more business days prior to your loan closing, or, alternatively;"	05/17/2024			1	B	A	B	A	B	A	B	A	B	A		AZ	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283703		3158528040		30522658			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made subject to, which required an inspection of the fireplace/chimney by a qualified professional, or a certification that the chimney is safe to operate.				Reviewer Comment (2024-05-16): There is an invoice for $[Redacted] to repair the chimney. This invoice was paid by the seller on the final CD.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	A	A	A	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283710		3158528056		30543167			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three ([Redacted]) business days of application.	Affiliated Business Arrangement Disclosure to applicant within three ([Redacted]) business days of application. The Affiliated Business Arrangement Disclosure is dated [Redacted] application date is [Redacted].				Reviewer Comment (2024-05-17): evidence of [Redacted] delivered within [Redacted] days of application received Buyer Comment (2024-05-17): Do not concur: Subject property identification date is within three business days of Affiliated Business Disclosure -this is acceptable. attached-Compliance Events Timeline, [Redacted],[Redacted]	05/17/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283710		3158528056		30543169			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-05-13): Sufficient Cure Provided within [Redacted] Days of Closing		05/13/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283710		3158528056		30543170			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-05-13): Sufficient Cure Provided within [Redacted] Days of Closing		05/13/2024		1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283710		3158528056		30569849			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Affiliated Business Arrangement Disclosure was not signed and dated by the borrower(s).				Reviewer Comment (2024-05-17): evidence of [Redacted] delivered within [Redacted] days of application received Buyer Comment (2024-05-17): Do not concur: Subject property identification date is within three business days of Affiliated Business Disclosure -this is acceptable. attached-Compliance Events Timeline, [Redacted],[Redacted] Buyer Comment (2024-05-17): Do not concur: Subject property identification date is within three business days of Affiliated Business Disclosure -this is acceptable. attached-Compliance Events Timeline, [Redacted]	05/17/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283712	3158528060	30531475	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted] but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158528060	30531476	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted]. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158528060	30531477	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted]. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158528060	30531478	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted]. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158528060	30531479	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section C of the the final Closing Disclosure and is not paid to an affiliate or a provider on the Settlement Service Providers List. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158528060	30531480	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section C of the the final Closing Disclosure and is not paid to an affiliate or a provider on the Settlement Service Providers List. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158528060	30531481	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section B of the the revised Loan Estimate dated [redacted]. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283712	3158528060	30531482	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] in Section C of the the final Closing Disclosure and is not paid to an affiliate or a provider on the Settlement Service Providers List. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided..	Reviewer Comment (2024-05-22): SitusAMC: The Title fees were disclosed under section B on latest LE and the consumer was not allowed to shop for the fees, hence, the fees are automatically default under 0% tolerance testing, Also, file does not contain valid COC for the fees were increased and added. Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-21): Do Not Concur- This is acceptable, please escalate to management. Provide the ruling on why the initial Title fees disclosed to the borrower are rejected and excluded from tolerance. The Final Closing Disclosure the borrower was allowed to shop fees are in Category C. Services Borrower Did Shop For. The Service Provider List confirms the borrower acknowledged they were able to shop fees are held to 10% tolerance.

Reviewer Comment (2024-05-21): SitusAMC received rebuttal, however the inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the title fees were included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): Title fees initially disclosed to borrower on initial Loan Estimate [redacted] $[redacted] + [redacted]% =$[redacted] and fees charged at closing decreased to $[redacted], the tile fees are within allowable tolerance, on interim Loan Estimate fees itemized however still within Title tolerance at closing  . Attached Service Provider List borrower shop Title services.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283713		3158528061		30581045			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-20): Sufficient Cure Provided At Closing		05/20/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283713	3158528061	30584406	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception due to length of employment contract remaining for borrower who is a professional [Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-20): Universal Product Exception Form in file, exception approved with comp factors.			05/20/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283717		3158528067		30557434			Credit	Insurance	Insurance Analysis	Insurance	The Flood Insurance Policy effective date is after the Note Date.	Flood Insurance Policy Effective Date ___, Note Date ___	Effective date of blanket flood insurance insurance evidence provided is [redacted], which is after the disbursement date [redacted]. Provide evidence that flood insurance was in force on or before disbursement.				Reviewer Comment (2024-05-21): builders risk policy was in effect prior to construction completion Buyer Comment (2024-05-21): Please review LOX around coverage date	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283717		3158528067		30557505			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and the cure provided at closing was not sufficient to cure both tolerance issues.				Reviewer Comment (2024-05-22): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-05-21): Do Not Concur - $[redacted] cure provided on Final CD	05/22/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283717	3158528067	30580925	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Insufficient or no cure was provided to the borrower.	Total 10% tolerance fees disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase(s) and the cure provided at closing was not sufficient to cure both tolerance issues.	Reviewer Comment (2024-05-24): SitusAMC received LOX and also supporting Itemized document for the fee bifurcation of additional charges disclosed on Initial LE and the fees were within 10% tolerance requirement.

Buyer Comment (2024-05-22): Please review lender LOX confirms that is the only breakdown they have and then provided a Post Closing Disclosure  - even without knowing what the additional $[redacted] fee is we are able to pass 10% review - please review additional breakdown  CD 10% $[redacted] does not exceed LE 10% $[redacted]

Reviewer Comment (2024-05-22): SitusAMC received LOX with bifurcation off Additional charges disclosed on Initial LE. But, On LE additional charges disclosed to borrower in the amount of $[redacted] and itemization provided for the additional charges in the amount of $[redacted] (Settlement fee $[redacted] + Trust Cert $[redacted] + Sales Tax Settlement $[redacted} and Recording handling fee $[redacted]). We also required itemization of $[redacted] in order to reevaluate this exception or Cure is required to borrower.

Buyer Comment (2024-05-21): please review PCCD and Breakdown of 10% fees -  after re-calculation should be within 10% tolerance
																		05/24/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283717		3158528067		30612753			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-24): Sufficient Cure Provided At Closing		05/24/2024		1		A		A		A		A		A		NJ	Second Home	Purchase	Final CD evidences Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283720		3158528070		30557285			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-15): Sufficient Cure Provided At Closing		05/15/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283723	3158528074	30580643	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Appraisal Fee was increased on the initial Closing Disclosure with no valid Change of Circumstance found in the file and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.	Reviewer Comment (2024-05-22): [Redacted] received valid COC document

Buyer Comment (2024-05-21): please review again - invoice date [Redacted] CIC disclosed within [Redacted] days [Redacted] - per appraisal remarks, discrepancy in sq ft had to be addressed

Reviewer Comment (2024-05-21): [Redacted] received Changed Circumstance dated [Redacted], but it does not give sufficient information on why the Appraisal fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-20): please review valid CIC for appraisal fee increase
																		05/22/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283723		3158528074		30580644			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Credit Report Fee was increased on the initial Closing Disclosure with no valid Change of Circumstance found in the file and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-05-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-05-20): Do Not Concur - $[Redacted] Cure provided on Closing Disclosure	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283723		3158528074		30580645			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Verification Fee was increased on the Final Closing Disclosure with no valid Change of Circumstance found in the file and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-05-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-05-20): Do Not Concur - $[Redacted] Cure provided on Closing Disclosure	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283723		3158528074		30580646			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Transfer Tax was added on the initial Closing Disclosure with no valid Change of Circumstance found in the file and although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-05-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-05-20): Do Not Concur - $[Redacted] Cure provided on Closing Disclosure	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283723		3158528074		30580662			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The fees subject to [Redacted]% tolerance increased due to increased Recording Fees and there was no valid Change of Circumstance found in the file. Although a tolerance cure was provided at closing, it was not sufficient to cure all of the tolerance issues.				Reviewer Comment (2024-05-21): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-05-20): Do Not Concur - $[Redacted] Cure provided on Closing Disclosure	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283723		3158528074		30594828			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2024-05-22): Sufficient Cure Provided At Closing		05/22/2024		1		A		A		A		A		A		CO	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283723		3158528074		30594829			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2024-05-22): Sufficient Cure Provided At Closing		05/22/2024		1		A		A		A		A		A		CO	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283723		3158528074		30594830			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2024-05-22): Sufficient Cure Provided At Closing		05/22/2024		1		A		A		A		A		A		CO	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283723		3158528074		30594831			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2024-05-22): Sufficient Cure Provided At Closing		05/22/2024		1		A		A		A		A		A		CO	Second Home	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283724		3158528076		30560403			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing documentation verifying HOA obligation on retained departure residence.				Reviewer Comment (2024-05-21): HOA info received for departing residence Buyer Comment (2024-05-21): please review HOA verification	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283724		3158528076		30586290			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The borrower works for the Lender of the subject loan. The applicable [Redacted] guidelines are silent on this matter. There is a DU in file. The FNMA seller guide indicates tax returns are required if borrower "is employed by interested parties to the property sale or purchase (two years' returns)". No tax returns or tax transcripts were located in the file.				Reviewer Comment (2024-05-21): employment/income documentation in file is acceptable Buyer Comment (2024-05-21): Do no concur. The FNMA guideline for determining the need for federal income tax returns is referencing source of income or employment being directly derived from the sale or purchase (for example the seller or buyer Realtor is the borrower) not an employee of the mortgage broker.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283725		3158528077		30584264			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-05-23): PDI with inspection date of [Redacted], showing no damage has been received Buyer Comment (2024-05-23): See attached PDI	05/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283726		3158528079		30550830			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-05-20): FTP with correct loan amount coverage received Buyer Comment (2024-05-20): please review final title	05/20/2024			1	B	A	B	A	B	A	B	A	B	A		NV	Primary	Refinance - Cash-out - Other		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283727		3158528081		30576209			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-17): Sufficient Cure Provided At Closing		05/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283727		3158528081		30576210			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-17): Sufficient Cure Provided At Closing		05/17/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283728		3158528083		30566716			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[redacted], and the appraisal indicated the estimated cost new is $[redacted]. Based on hazard insurance coverage of $[redacted], the loan is short of the required coverage by $[redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-05-29): LOE from insurance agent has confirmed that the existing coverage is 100% of the replacement cost. Buyer Comment (2024-05-29): Please review LOE from Lender	05/29/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283730		3158528086		30552524			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-05-14): Sufficient Cure Provided within [Redacted] Days of Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		ID	Second Home	Purchase		A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283731		3158528088		30555329			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page [Redacted] that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure dated [Redacted] disclosed Financed Charges are $[Redacted]. Due Diligence finance charges are $[Redacted]. There is a variance of $[Redacted].				Reviewer Comment (2024-05-21): Exception cleared. Fee corrected to endorsement fee.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283731		3158528088		30555332			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure dated [Redacted] disclosed Amount Financed charges are $[Redacted]. Due Diligence finance charges are $[Redacted]. There is a variance of $[Redacted].				Reviewer Comment (2024-05-21): Exception cleared. Fee corrected to endorsement fee. Buyer Comment (2024-05-20): Do Not Concur - Please review your calculation again - Closing Disclosure does not disclose $[Redacted] wire fee? Title Endorsement $[Redacted] considered Non-APR	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283732		3158528089		30530956			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the missing RSU document, resulting in a loan designation discrepancy				Reviewer Comment (2024-05-17): RSU income meets guideline requirements with UW comments and review	05/17/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283732		3158528089		30568891			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to the missing RSU documentation.				Reviewer Comment (2024-05-17): RSU income meets guideline requirements with UW comments and review	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283732		3158528089		30568896			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the missing RSU documentation.				Reviewer Comment (2024-05-17): RSU income meets guideline requirements with UW comments and review	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283732		3158528089		30568913			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Documentation for the income from Restricted Stock Units did not demonstrate a [Redacted] year continuance as required. The file contains a Correspondent Channel Exception Request" form for the documentation issue; however, there is no evidence of an approval for the exception request.				Reviewer Comment (2024-05-17): RSU income meets guideline requirements with UW comments and review	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283732		3158528089		30573576			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Income and Assets - Restricted Stock Units (RSU) Income	General QM: Use of Restricted Stock Units (RSU) income requirements not met.	Documentation for the income from Restricted Stock Units did not demonstrate a [Redacted] year continuance as required. The file contains a Correspondent Channel Exception Request" form for the documentation issue; however, there is no evidence of an exception approval in file.				Reviewer Comment (2024-05-17): RSU income meets guideline requirements with UW comments and review Buyer Comment (2024-05-17): please review UW Final Comments around RSU income	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283734		3158528093		30566710			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [redacted], which does not meet securitization requirements.				Reviewer Comment (2024-05-24): Received CDA supporting value. Buyer Comment (2024-05-24): Please see attached CDA supporting value.	05/24/2024			1	D	A	D	A	D	A	D	A	D	A		CO	Primary	Purchase		D	A	A	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283738		3158528100		30592697			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [redacted]. There was a FEMA disaster dated [redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-05-23): PDI win inspection date of [redacted], showing no damage to property has been received Buyer Comment (2024-05-23): Please review PDI	05/23/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283739		3158528101		30585599			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception of Income calculation. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-21): Universal Product Exception Form in file, exception approved with comp factors.			05/21/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283742		3158528105		30556462			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the appraisal indicated the estimated cost new is $[Redacted]. Based on hazard insurance coverage of $[Redacted] the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2024-05-20): HOI coverage in file is sufficient. Buyer Comment (2024-05-20): please review - Page 2 of [redacted] Home /Policy History disclosed replacement cost as $[Redacted]	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283747		3158528121		30591566			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-21): Sufficient Cure Provided At Closing		05/21/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283749		3158528127		30566133			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file was missing a copy of the E-Sign Consent Agreement.				Reviewer Comment (2024-05-30): e-consent form received Buyer Comment (2024-05-30): please review e-consent	05/30/2024			1	C	A	C	A	C	A	C	A	C	A		AL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283751		3158528129		30550541			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.	Due to a portion of the property tax escrows being disclosed as seller-paid, the total escrow amount on p.2, Section G of the final Closing Disclosure is $[Redacted]. The initial escrow payment disclosed on p.4 reflects all borrower-paid escrows ($[Redacted]).				Reviewer Comment (2024-05-17): client has accepted EV2 grade Buyer Comment (2024-05-17): EV2 accepted.			05/17/2024	2	B	B	B	B	B	B	B	B	B	B		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283751		3158528129		30550581			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within 10 business days of the Note.	-	Final verification of employment was obtained on [Redacted], which is more than [Redacted] business days prior to the closing date ([Redacted]).				Reviewer Comment (2024-05-17): VVOE received Buyer Comment (2024-05-17): Please review uploaded VOE.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283755		3158528134		30591428			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The disclosure is dated [redacted], which is more than 3 business days after the application date [redacted].				Reviewer Comment (2024-05-23): received list of counseling orgs and esign docs Buyer Comment (2024-05-23): Please see uploaded List of Homeownership Counseling Organizations provided [redacted] and eSign Process Summary. Buyer Comment (2024-05-23): .	05/23/2024			1	B	A	B	A	B	A	B	A	B	A		ID	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283756		3158528136		30558070			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank [Redacted]): Borrower waived right to receive a copy of the appraisal at least three ([Redacted]) business days prior to closing, and appraisal was not provided at or before closing.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-05-21): proof of appraisal delivery received, [Redacted] Buyer Comment (2024-05-21): Please review uploaded proof of appraisal receipt on [Redacted].	05/21/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283756		3158528136		30558071			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Certification Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	A valid change of circumstance or cure was not provided				Reviewer Comment (2024-05-15): Sufficient Cure Provided At Closing		05/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283757		3158528138		30550956			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		GA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283765		3158528148		30552774			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The loan amount changed after issuance of title commitment. Provide an updated title commitment or final title policy showing loan amount coverage equal to the loan amount.				Reviewer Comment (2024-05-21): updated title commitment with correct loan amount coverage has been received Buyer Comment (2024-05-21): Please review uploaded title.	05/21/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283765		3158528148		30576266			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three ([Redacted]) business days of application.	The earliest disclosure provided was issued on [Redacted], which is more than [Redacted] business days past the application date of [Redacted].				Reviewer Comment (2024-05-20): ABA dated [Redacted] received Buyer Comment (2024-05-20): Please review uploaded ABA.	05/20/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283765		3158528148		30576291			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Missing evidence of consent to receive electronic disclosures.				Reviewer Comment (2024-05-20): eConsent form received Buyer Comment (2024-05-20): Please review uploaded e-consent.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase		C	A	C	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283767		3158528153		30550861			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed an amount of title insurance coverage that is less than the loan amount. Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2024-05-20): updated title received with correct loan amount coverage Buyer Comment (2024-05-20): Please review uploaded title reflecting $[Redacted] coverage.	05/20/2024			1	B	A	B	A	B	A	B	A	B	A		ID	Primary	Refinance - Rate/Term		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283767		3158528153		30551042			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant three ([Redacted]) business days prior to consummation.	Verification appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-05-20): appraisal acknowledgement received Buyer Comment (2024-05-20): Please review uploaded appraisal acknowledgement signed [Redacted] (loan closed [Redacted]).	05/20/2024			1	B	A	B	A	B	A	B	A	B	A		ID	Primary	Refinance - Rate/Term		B	A	B	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283768		3158528154		30550876			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-05-14): Sufficient Cure Provided within 60 Days of Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283768		3158528154		30550877			Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. Disclosure in file is date [Redacted].				Reviewer Comment (2024-05-17): Lender approved exception for doc not provided within [Redacted] business days, but within [Redacted] days prior to consummation. Buyer Comment (2024-05-17): Please se uploaded LOE.			05/17/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283770	3158528156	30553560	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for loan amount. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-17): Universal Product Exception Form in file, exception approved with comp factors.			05/17/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283773		3158528161		30551458			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283774		3158528162		30567223			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on [redacted] are underdisclosed.	HOA Dues are not disclosed on p. 4 of the final Closing Disclosure.				Reviewer Comment (2024-05-24): SitusAMC received Letter of explanation and Corrected Closing disclosure. Buyer Comment (2024-05-23): Please review uploaded LOE and PCCD.		05/24/2024		2	C	B	C	B	C	B	C	B	C	B		KS	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283775		3158528169		30553285			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		Missing initial 1003 signed and dated by borrower(s).				Reviewer Comment (2024-05-30): initial 1003 received Buyer Comment (2024-05-30): Please review uploaded initial 1003.	05/30/2024			1	B	A	B	A	B	A	B	A	B	A		LA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283775		3158528169		30577550			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.	Initial Loan Estimate electronically issued on [redacted] and electronically signed on [redacted]. Earliest consent provided is dated [redacted].				Reviewer Comment (2024-05-30): updated e-consent form received Buyer Comment (2024-05-30): Please review uploaded e-consent.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A		LA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283775		3158528169		30577551			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate but was disclosed as $[redacted] on the [redacted] revised Loan Estimate. Although a valid change of circumstance is provided for the fee increase (rate lock), the change is considered to be not valid as the initial Loan Estimate as well as two others were electronically issued prior to the earliest documented Econsent, dated [redacted].				Reviewer Comment (2024-05-30): updated e-consent form received Buyer Comment (2024-05-30): Please review uploaded e-consent.	05/30/2024			1	C	A	C	A	C	A	C	A	C	A		LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283777		3158528174		30577346			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Universal Product Exception Form in file for lender exception of less than [Redacted] mo. reserves, as required per program guidelines.. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-20): Universal Product Exception Form in file, exception approved with comp factors.			05/20/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283780		3158528182		30583013			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [redacted] . There was a FEMA disaster dated [redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-05-28): PDI with inspection date of [redacted], showing no damage, has been received Buyer Comment (2024-05-28): Please see attached PDI.	05/28/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283782		3158528185		30531509			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	No documentation in the file to evidence delivery of the appraisal (dated [Redacted]) to the borrowers.				Reviewer Comment (2024-05-17): appraisal acknowledgement in file Buyer Comment (2024-05-17): Please see uploaded appraisal acknowledgment signed at closing ([Redacted]) indicating receipt at least [Redacted] days prior to closing. Appraisal was completed [Redacted].	05/17/2024			1	B	A	B	A	B	A	B	A	B	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283782		3158528185		30531510			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		FL	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283783		3158528186		30576651			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank [Redacted]): Creditor did not provide a copy of each valuation to applicant three ([Redacted]) business days prior to consummation.	Appraisal sent on [Redacted]. Default receipt date is [Redacted], which is after the Note date ([Redacted]). Borrower's acknowledgment of receipt not provided.				Reviewer Comment (2024-05-20): proof of appraisal delivery received Buyer Comment (2024-05-20): Please review uploaded documentation of [Redacted] electronic delivery of appraisal.	05/20/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Purchase		B	A	A	A	B	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283784		3158528187		30580228			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-05-21): PDI received, with inspection date of [Redacted], indicating no damage to property. Buyer Comment (2024-05-21): See attached PDI.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283785	3158528188	30532021	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [redacted]). The disclosed Total of Payments in the amount of $[redacted] is under disclosed by $[redacted] compared to the calculated total of payments of $[redacted] which exceeds the $[redacted] threshold.	Final Closing Disclosure dated [redacted] Total of Payments charges are $[redacted]. Due Diligence finance charges are $[redacted]. There is a variance of $[redacted]. The Post-Close Closing Disclosure in file appears to have corrected the issue; however, to complete the cure a letter of explanation to the borrower, proof of delivery and a copy of the refund check for the underdisclosed amount is still needed.	Reviewer Comment (2024-05-24): SitusAMC guidance that the determination of whether the APR, Finance Charge, Amount Financed, and TOP disclosed to the consumer at consummation is accurate will be based on whether the creditor disclosed based on the best information reasonably available at the time of disclosure. Note that the "reasonably available" standard requires that the creditor, acting in good faith, exercise due diligence in obtaining information. If there is sufficient documentation in the loan file to support that disclosures were made based on best information reasonably available and creditor acted in good faith and exercised diligence in obtaining the information and the inaccuracies in disclosures are attributable to events occurring after the disclosures are made (not information the lender was aware of or should have been aware of at the time of disclosure), a violation would not be cited for inaccurate disclosures (APR, Finance Charge, Amount Financed, TOP). Note that dry state closings, in and of itself, would not be sufficient reason for fees to increase and not result in an under disclosure finding. As noted, there must be documentation in file to support that disclosures at consummation were: 1. made based on best information reasonably available; 2. that creditor acted in good faith and exercised diligence in obtaining the information; and 3. the inaccuracies in disclosures are attributable to events occurring after the disclosures are made (not information the lender was aware of or should have been aware of at the time of disclosure) For the subject transaction, lender provided a FINAL settlement statement from the settlement agent dated [redacted], the same date as the Corrected CD after consummation which does not support that the disclosure was made based on the best information reasonably available and creditor acted in good faith and exercised diligence in obtaining the information. Document provide only provides proof the Corrected CD fees being redisclosed. Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure & proof of mailing

Buyer Comment (2024-05-22): Do not concur.  The escrow company increased their fees after funding, which is common in dry funding states, and explains the difference in the total of payments.  Please review uploaded final settlement state confirming fees changed prior to disbursement/funding.
																					3	C	C	C	C	C	C	C	C	C	C		CA	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	C	A	A	C	C	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283787		3158528191		30530350			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	No documentation in the loan file to evidence delivery of the appraisal to the borrowers.				Reviewer Comment (2024-05-15): appraisal mailed to borrower on [Redacted] Buyer Comment (2024-05-15): Do not concur - Valuation dated [Redacted] was sent to the borrower [Redacted] via regular mail with an assumed receipt date after [Redacted] business days on [Redacted], which is more than [Redacted] days prior to consummation date of [Redacted].	05/15/2024			1	B	A	B	A	B	A	B	A	B	A		OR	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283787		3158528191		30530352			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three ([Redacted]) business days of application.	Waterfall finding related to the initial LE not provided within [Redacted] business days of the initial application date.				Reviewer Comment (2024-05-15): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-15): Please see document [Redacted] dated [Redacted]	05/15/2024			1	B	A	B	A	B	A	B	A	B	A		OR	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283787		3158528191		30530353			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of . The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-05-15): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-15): Do not Concur. Loan flipped from [Redacted] "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283787		3158528191		30553748			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of the DTI exception is approved.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283787		3158528191		30553774			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception for the DTI. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		OR	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283787		3158528191		30554300			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		OR	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283788		3158528192		30566190			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for co-borrower' thin credit tradelines.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		SC	Second Home	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283789	3158528194	30528230	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exceptions of DTI . Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283789	3158528194	30528231	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-05-14): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-05-14): Initial LE was not required until [Redacted]. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from [Redacted] to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		05/14/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Second Home	Purchase	No Defined Cure	D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283789	3158528194	30528238	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI . Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283789		3158528194		30528243			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements				Reviewer Comment (2024-05-14): CDA received with value supporting appraised value	05/14/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Second Home	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283789	3158528194	30551764	Credit	Loan Eligibility	Guideline Issue	Loan Eligibility	Housing history reflects lates that do not meet guidelines.	- Housing history reflects a total of ___ reported late payments. Housing history reflects a total of ___ reported late payments.	Universal Product Exception Form in file for lender exceptions of Credit History ([Redacted] Mortgage) . Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Second Home	Purchase		D	B	B	B	C	B	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283791	3158528202	30528496	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283791	3158528202	30528513	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	The Lender credit was previously disclosed to the borrower as $[Redacted] on the loan estimate but it decreased on the closing disclosure to $[Redacted]. The loan file did not contain a valid Change of Circumstance for the reduced credit nor evidence of a tolerance cure.	Reviewer Comment (2024-05-17): [Redacted] received valid changed circumstance.

Buyer Comment (2024-05-15): Do not concur. Loan  did not qualify for Agency product and was placed in suspense status [Redacted]. Loan previously held premium pricing/negative discount points. Product was changed to Non-Agency [Redacted] which changed the lock and points, removing premium pricing/negative discount points. All was disclosed on CD V2 [Redacted]. While a loan is in Suspense, [Redacted] systems do not fire [Redacted]. When the loan came out of suspense on [Redacted] all CICs systemically fired. However, the changes occurred on [Redacted] and were disclosed that same day.
																		05/17/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283791		3158528202		30528515			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording fee was previously disclosed to the borrower on the loan estimate as $[Redacted] but it increased on the closing disclosure to $[Redacted] with no cure provided to the borrower and no valid Change of Circumstance found in the file.				Reviewer Comment (2024-05-17): [Redacted]: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-05-15): Do not concur. Cure provided at closing of $[Redacted] for recording fees over tolerance	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283791	3158528202	30552894	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of [Redacted] Decline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283791		3158528202		30572266			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure at closing				Reviewer Comment (2024-05-17): Sufficient Cure Provided At Closing		05/17/2024		1		A		A		A		A		A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283792	3158528203	30529134	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Loan Discount Points fee in the amount of $[Redacted] disclosed on the Initial Loan Estimate dated [Redacted] increased to $[Redacted] on the Final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2024-05-20): [Redacted] received detailed comment with copy of the system snip for valid reason to the fee was increased.

Buyer Comment (2024-05-17): Do not concur. Interest rate was not locked until [Redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Zero Points disclosed on [Redacted] [Redacted] with rate lock. Lock was extended [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. [Redacted] disclosed [Redacted] shows increase to Loan Discount Points. Lock was again extended [Redacted] resulting in additional increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V2 disclosed [Redacted] shows additional increase to Loan Discount Points

Reviewer Comment (2024-05-17): [Redacted] received LOE, however loan discount points increased on CD dated [Redacted] to $[Redacted]. A valid Changed Circumstance with sufficient information or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-16): Do not Concur. Loan Points or Loan amount did not Increase on [Redacted]. No CIC or cure required.

Reviewer Comment (2024-05-16): [Redacted] received COC stating loan amount increased whereas the loan amount decreased on Final CD. The loan amount mentioned on Final CD $[Redacted] from $[Redacted] initial CD. Kindly provide a valid reason as to why the fee increased on CD dated [Redacted] for $[Redacted] or provide cure docs. Cure documents consist of Post CD,LOX,copy of refund check and proof of mailing.

Buyer Comment (2024-05-15): Do not Concur. CIC for Loan amount, Required Fee Change, and LN points occurred timely. Points disclosed timely on CDv2 on [Redacted] No new waiting period required
																		05/20/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283792		3158528203		30529153			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-05-15): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-15): Do not Concur. Loan flipped from [Redacted] "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address Buyer Comment (2024-05-15): Please see correct package. Was having issues with PDF yesterday.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283792		3158528203		30529191			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	All CD's in file have an issue date of [Redacted], which is the date of closing. No initial CD was located.				Reviewer Comment (2024-05-16): [Redacted] received initial CD. Buyer Comment (2024-05-15): Please see attached CD Reviewer Comment (2024-05-15): [Redacted] received disclosure tracking for the [Redacted] CD. Please provide the [Redacted] CD as it is not located in file. Buyer Comment (2024-05-14): Do not Concur. Initial CD created [Redacted] with receipt date of [Redacted]. Initial CD received via [Redacted] by Borrower [Redacted], more than [Redacted] days prior to consummation date of [Redacted]. E-Consent given	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283793		3158528204		30544123			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Waterfall finding due to the points and fees failure, resulting in a loan designation discrepancy.				Reviewer Comment (2024-05-16): verification of undiscounted rate and undiscounted rate price received	05/16/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283793		3158528204		30544124			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or .[Redacted]%).	The loan file is missing the undiscounted rate and undiscounted rate price (in points) to further test the loan for bona fide points and fees.				Reviewer Comment (2024-05-16): verification of undiscounted rate and undiscounted rate price received Buyer Comment (2024-05-16): Do not concur. Loan has discount points and fees that are bona-fide and excludable ($[Redacted]), which brings the applicable total points and fees below the [Redacted]% threshold.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283793	3158528204	30544134	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception to the minimum loan amount guideline. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283793	3158528204	30562358	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for income documentation and income calculation. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly mortgage payment has decreased by at least [Redacted]%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283793		3158528204		30566750			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-16): Sufficient Cure Provided At Closing		05/16/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283795		3158528207		30528842			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-05-14): CDA received, with value supporting the original appraised value	05/14/2024			1	D	A	D	A	D	A	D	A	D	A		CA	Primary	Purchase		D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283795	3158528207	30528893	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Lender Credit fee in the amount of $[Redacted] disclosed on the Initial Loan Estimate dated [Redacted] decreased to $[Redacted] on the Loan Estimate dated [Redacted]. File does not contain a valid Change of Circumstance for this reduced credit, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.	Reviewer Comment (2024-05-16): [Redacted] received [Redacted].

Reviewer Comment (2024-05-16): Provided  [Redacted] [Redacted] does nto indicate reason for change just possible reasons.  Please provide reason for change, documentation of that change and date notified change would be required.  Rate lock in file is dated [Redacted].

Buyer Comment (2024-05-14): Do not concur. Lender Credit was due to Premium Pricing/negative discount points. Interest rate was not locked until [Redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increase disclosed on [Redacted] [Redacted] and [Redacted] [Redacted], prior to rate lock date of [Redacted], removed any lender credit.
																		05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283795	3158528207	30528894	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Earliest dated Loan Estimate in file is dated [Redacted] which was more than [Redacted] business days after application date of [Redacted]. No documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-05-14): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-05-14): Initial LE was not required until [Redacted]. Loan was [Redacted]/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from [Redacted] to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283795		3158528207		30528896			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording fee in the amount of $[Redacted] disclosed on Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.				Reviewer Comment (2024-05-16): [Redacted]: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-05-14): Do not concur. Cure provided at closing of $[Redacted] for recording fees over tolerance	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283795	3158528207	30528897	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer tax fee in the amount of $[Redacted] disclosed on Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for this fee, however a cure was provided in the amount of $[Redacted] but it was insufficient to cover all of the tolerance issues.	Reviewer Comment (2024-05-16): [Redacted] received detailed comment with LOX for rebuttal comment lieu of valid COC for the fee was increeased.

Buyer Comment (2024-05-14): Do not concur - Purchase Contract not received until [Redacted]. Transfer Taxes in [Redacted], California are Seller paid, unless both parties agree to shift the responsibility to the Buyer as stated and agreed in the Fully Executed Purchase Contract. Transfer Taxes were updated and a corresponding CIC is in [Redacted] [Redacted]. Updated fee disclosed on LE V5 dated [Redacted]. Regardless, Transfer Tax of amount of $[Redacted] was cured at closing
																		05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283795	3158528207	30549039	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception to proceed despite [Redacted] Decline. Exception approved, with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283795	3158528207	30552272	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for an Agency loan amount in a non-Agency product. Exception approved, with comp factors.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283795	3158528207	30552814	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Documentation in file indicates funds from an Employer-provided second mortgage were used to close. The file is missing the full details of the terms of the loan and no payment was included in qualifying based on the 1008. Loan was closed with two approved Lender exceptions and a condition on the Universal Exception form was for file to contain documentation of the employer assistance program which was not found. Additionally, if a fully amortizing payment estimated at $[Redacted] is used, the DTI exceeds the allowable [Redacted]%.	Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors. Buyer Comment (2024-05-14): This financing provide by employer was approved by [Redacted] internal Housing Assistance Program, see attached that provides the approval and terms , there is no payment.			05/14/2024	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase		D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283795		3158528207		30569900			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing.				Reviewer Comment (2024-05-16): Sufficient Cure Provided At Closing		05/16/2024		1		A		A		A		A		A		CA	Primary	Purchase	Final CD evidences Cure	D	B	C	B	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283797		3158528213		30528966			Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within [Redacted] days of the loan application date.	Waterfall finding from the finding for the Loan Estimate timing.				Reviewer Comment (2024-05-14): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-14): Please see documents [Redacted], [Redacted], and [Redacted] all dated [Redacted], same day as application taken	05/14/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283797	3158528213	30528969	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.	Reviewer Comment (2024-05-14): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-05-14): Initial LE was not required until [Redacted]. Loan was [Redacted]/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from [Redacted] to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. The Initial LE was sent [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. [Redacted] was not made aware of purchase property street address until [Redacted] when sales contract was received
																		05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283797		3158528213		30547193			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception to the documentation used to evidence current residence history. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-13): Universal Product Exception Form in file, exception approved with comp factors.			05/13/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283798		3158528214		30528390			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [Redacted], which does not meet securitization requirements.				Reviewer Comment (2024-05-22): field review received Buyer Comment (2024-05-22): Please find attached the Appraisal Field Review. Reviewer Comment (2024-05-15): The CDA received indicates an indeterminate value and does not clear this condition. A field review of the appraisal is required. Buyer Comment (2024-05-15): See attached CDA	05/22/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Refinance - Cash-out - Other		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283798		3158528214		30528414			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted], and the estimated cost new is not disclosed on the appraisal. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in file and extended coverage is not disclosed on evidence of insurance.				Reviewer Comment (2024-05-15): [Redacted]% replacement cost has been confirmed per HOI policy info screenshot in file Buyer Comment (2024-05-15): Do Not Agree, fy per HOI review- loan is refinance [Redacted]% replacement cost is coverage is present on our [Redacted] and [Redacted] screenshots	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Refinance - Cash-out - Other		D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283798		3158528214		30553857			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	The H-8 form was used, the H-9 form should have been used.				Reviewer Comment (2024-05-15): because secondary mortgage not tied to lender was paid off at closing, the H8 form is acceptable. Buyer Comment (2024-05-15): Do not concur. H8 For was used due to multiple liens held on subject property, not all liens with [Redacted]. Second lien was with another financial institution. Per the CFPB, the H9 Form is for refinance with Original Creditor while H8 Form is the "General" form. Since more than [Redacted] lien whit more than [Redacted] creditor is being consolidated into this new loan, the H8 Form was used.	05/15/2024			1	B	A	B	A	B	A	B	A	B	A		WA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	A	C	A	B	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283799		3158528215		30531641			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted] and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated [Redacted]).	Final Closing Disclosure provided on [Redacted] disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $[Redacted] is under disclosed by $-[Redacted] compared to the calculated Amount Financed of $[Redacted].				Reviewer Comment (2024-05-17): Exception cured at closing. Buyer Comment (2024-05-15): [Redacted] is including Loan Discount Points and ID Verification fees in Amount Financed calculations. While Loan Discount Points are typically included, [Redacted] cured the full amount of $[Redacted] due a tolerance violation and the borrower was not charged. ID Verification is not prepaid and should also not be included.		05/17/2024		2	C	B	C	B	C	B	C	B	C	B		LA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283799		3158528215		30531642			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]).	The disclosed Finance Charge in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated Finance Charge of $[Redacted] which exceeds the $[Redacted] threshold				Reviewer Comment (2024-05-17): Exception cured at closing. Buyer Comment (2024-05-15): [Redacted] is including Loan Discount Points and ID Verification fees in Finance Charge calculations. While Loan Discount Points are typically included, [Redacted] cured the full amount of $[Redacted] due a tolerance violation and the borrower was not charged. ID Verification is not prepaid and should also not be included.		05/17/2024		2	C	B	C	B	C	B	C	B	C	B		LA	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283799		3158528215		30531644			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	A valid change of circumstance or cure was not provided				Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		LA	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283801	3158528217	30544812	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase.	Reviewer Comment (2024-05-24): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2024-05-23): Please see attached PCCD , refund and LOE

Reviewer Comment (2024-05-22): SitusAMC received rebuttal comment, but the recording fee is exceeds of 10% tolerance form baseline of $[redacted] to $[redacted] on Final CD and there seems to be no valid COC in the loan file for the recording fee was changed from lender paid to borrower paid on CD dated [redacted]. In order to reevaluate this exception we also required valid COC with additional information for the fee was increased and changed to borrower paid on CD dated [redacted] or Cure would be due to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2024-05-20): Do not concur. The customer's negative discount points paid for the Title services in question and therefore are acceptable in the baseline. Essentially, since it's the higher interest rate that the customer is receiving the credit for, they are paying for the fees.

Reviewer Comment (2024-05-20): SitusAMC received rebuttal, however as title fees are paid by lender and not buyer hence are not included in 10% tolerance. Only fee included in 10% calculation is recording fee. A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-17): Do not Concur. Title Fees and Recording fees are included in the 10% tolerance fees.  Title fees should be included in 10% tolerance. Customer chose no preference and fees should be included. No cure due back.

Reviewer Comment (2024-05-17): SitusAMC received rebuttal, however 10% calculation includes recording fee only and recording fee increased from $[redacted] to $[redacted]. A valid Changed Circumstance with sufficient information or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-16): Do not concur. While Recording Fees did increase, total 10% tolerance fees decreased below baseline
																			05/24/2024		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283801	3158528217	30566518	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Universal Product Exception Form in file for lender exception of cash out exceeding guideline. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [redacted] years.

Borrower has owned the subject property for at least [redacted] years.

Borrower has verified disposable income of at least $[redacted}.

Borrower has worked in the same position for more than [redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%.

The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283801		3158528217		30614223			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus 10% or $[redacted]. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2024-05-24): Sufficient Cure Provided within 60 Days of Closing		05/24/2024		1		A		A		A		A		A		CA	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283802		3158528218		30554751			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for product/program restrictions to allow the IRS installment without a formalized IRS Installment agreement is approved.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283802		3158528218		30555135			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-14): Sufficient Cure Provided At Closing		05/14/2024		1	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283803		3158528219		30528671			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	The Lender credit was previously disclosed to the borrower on the loan estimate as -$[Redacted], but it decreased on the closing disclosure to -$[Redacted]. No cure or valid change of circumstance was located in the loan file for this change.				Reviewer Comment (2024-05-16): [Redacted] received VCC. Buyer Comment (2024-05-14): Do not Concur. CIC for LnPoints, AppraValue, and Required Fee changes occurred on [Redacted]. Lender Credits disclosed timely on [Redacted] on [Redacted].	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283803		3158528219		30547559			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.		The cash-out of $[Redacted] is greater than Guideline total cash-out of $[Redacted].				Reviewer Comment (2024-05-14): cash out amount and LTV meet guideline requirements Buyer Comment (2024-05-14): This loan is approved as a non agency high asset credit program. Primary residence cash-out based on LTV/CLTV are manually supported as follows: [Redacted] - [Redacted]% LTV/CLTV = $[Redacted] [Redacted] - [Redacted]% LTV/CLTV = $[Redacted] Up to [Redacted]% LTV/CLTV = $[Redacted]	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283804		3158528220		30545203			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from [Redacted] "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283804		3158528220		30566393			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception to the vesting guideline for a trust. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283805		3158528222		30532914			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors. Buyer Comment (2024-05-15): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283805		3158528222		30532915			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		CT	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283805		3158528222		30555685			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Hazard Insurance verification for property located at [Redacted] was not provided in the file.				Reviewer Comment (2024-05-16): REO HOI docs provided Buyer Comment (2024-05-16): see attached	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283805	3158528222	30555719	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception for the DTI > [Redacted]%. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283805	3158528222	30555732	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception for the DTI > [Redacted]%. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		CT	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283806		3158528223		30528869			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted] , which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-15): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-14): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated after [Redacted] did have property address.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283806		3158528223		30528871			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted].				Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		CO	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283807		3158528227		30530205			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-14): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-14): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283808		3158528230		30531457			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three ([Redacted]) business days prior to closing, and appraisal was not provided at or before closing.	Borrower waived right to receive a copy of the appraisal dated [Redacted] at least three ([Redacted]) business days prior to closing, and there is no evidence in file that appraisal provided to the borrower at or before closing.				Reviewer Comment (2024-05-15): proof of appraisal delivery received Buyer Comment (2024-05-15): Do not concur - Valuation dated [Redacted] was sent to the borrower [Redacted] online via [Redacted] and viewed by the borrowers [Redacted], which is more than [Redacted] days prior to consummation date of [Redacted].	05/15/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283808		3158528230		30531561			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-15): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-15): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283811	3158528235	30532381	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Transfer Taxes were initially disclosed in the amount of $[Redacted]; however, on the final Closing Disclosure they were $[Redacted]. The file did not contain a valid Change of Circumstance for the increase nor evidence of a tolerance cure.	Reviewer Comment (2024-05-20): [Redacted] received detailed comment with copy of the system snip for the fee was increased.

Buyer Comment (2024-05-17): Do not concur - Purchase Contract not received until [Redacted]. Transfer Taxes in [Redacted] are Seller paid, unless both parties agree to shift the responsibility to the Buyer as stated and agreed in the Fully Executed Purchase Contract. Transfer Taxes were updated and a corresponding CIC is in [Redacted] [Redacted]. Updated fee disclosed on LE V3 dated [Redacted].

Buyer Comment (2024-05-17): Do not Concur. Valid CIC of Initial Loan lock occurred on [Redacted] along with the Loan amount and required fee changes. CDv1 disclosed timely same day and Transfer Tax increase is valid. Also acceptable for loan amount to decrease.

Reviewer Comment (2024-05-17): [Redacted] received rebuttal, however, there is no increase in loan amount on CD dated [Redacted]. Last disclosed LE shows the loan amount $[Redacted] and purchase price of $[Redacted]. On CD dated [Redacted] loan amount is $[Redacted] and purchase price of $[Redacted]. both were decreased and transfer tax increase on LE dated [Redacted] from $[Redacted] to $[Redacted]. There are no COCs in file for these increase. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-15): Do not Concur. CIC for Loan Amount [Redacted]. Updated Transfer Tax fees disclosed on CDv1 timely on same day [Redacted]. Then at closing the Transfer Tax fees decreased. No cure required.
																		05/20/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283812		3158528237		30529688			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Please confirm if this loan is to be considered as Higher Priced QM (Rebuttable Presumption), and the loan can be re-tested. If this loan is not to be considered high priced QM, then please provide the undiscounted rate and undiscounted rate price in points.				Reviewer Comment (2024-05-14): High Cost Analysis in file, [Redacted], indicates this loan is rebuttable presumption (High Cost APOR) Buyer Comment (2024-05-14): Please see attached [Redacted] screen shot	05/14/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221283812		3158528237		30529689			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan Discount Point fee was previously disclosed to the borrower on the Loan Estimate as $[Redacted] but it increased on the Closing Disclosure to $[Redacted] with no cure provided to the borrower and no valid Change of Circumstance in file.				Reviewer Comment (2024-05-16): [Redacted] received valid COC document dated [Redacted] Buyer Comment (2024-05-14): Do not Concur. Valid CICs: LnPoints, ReqFeeChg, and LoanAmount, occurred on [Redacted]. CDv1 disclosed timely on [Redacted].	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221283812		3158528237		30529690			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Universal Product Exception Form in file for lender exceptions of Cash Out. Exception approved, with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has owned the subject property for at least [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-13): Universal Product Exception Form in file, exception approved with comp factors.			05/13/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Refinance - Cash-out - Other		C	B	B	B	C	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283814		3158528240		30564858			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions to allow for [Redacted] utilizing unseasoned assets and co-borrower thin credit/tradelines.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		KS	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283814		3158528240		30567440			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception to minimum loan amount. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has verified disposable income of at least $[Redacted]. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		KS	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283816		3158528242		30531734			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-05-14): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-14): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283817		3158528246		30555931			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.		Minimum loan amount for District of [Redacted] is $[Redacted]. Loan amount of $[Redacted] does not meet guideline. Lender exception provided does not address loan amount.				Reviewer Comment (2024-05-17): loan amount is acceptable per guidelines Buyer Comment (2024-05-17): Loan is a [Redacted] year fixed, the minimum loan amount is $[Redacted] - see non-agency product specs	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283817		3158528246		30555944			Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.		Missing verification of rent covering [Redacted] mo. period as required by AUS.				Reviewer Comment (2024-05-17): VOR with pay history received Buyer Comment (2024-05-17): see attached VOR	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		DC	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283817	3158528246	30555966	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception of deferred employment start date of [Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has verified disposable income of at least $[Redacted].

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		DC	Primary	Purchase		C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283817		3158528246		30558872			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-15): Sufficient Cure Provided At Closing		05/15/2024		1	A	A	A	A	A	A	A	A	A	A		DC	Primary	Purchase	Final CD evidences Cure	C	B	C	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283819		3158528249		30528922			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	The Originator Loan Designation is Safe Harbor QM (APOR). However, the Due Diligence Loan Designation is QM (APOR) Fail due to the following issue(s): Failure of QM Points & Fees Test.				Reviewer Comment (2024-05-14): high cost analysis with cost of undiscounted rate received Buyer Comment (2024-05-14): Please see attached [Redacted] screen	05/14/2024			1	B	A	C	A	B	A	C	A	B	A		MI	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283819		3158528249		30528923			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Points and Fees 2021	Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of [Redacted]% is in excess of the allowable maximum of [Redacted]% of the Federal Total Loan Amount. Points and Fees total $[Redacted] on a Federal Total Loan Amount of $[Redacted] vs. an allowable total of $[Redacted] (an overage of $[Redacted] or .[Redacted]%).	QM Points and Fees ($[Redacted]) exceeds threshold ($[Redacted]) by $[Redacted]. Missing undiscounted price, thus, unable to determine whether there are bona fide discount points that may be excluded.				Reviewer Comment (2024-05-14): high cost analysis with cost of undiscounted rate received Buyer Comment (2024-05-14): Please see attached [Redacted] screen	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283819	3158528249	30552632	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount less than program minimum. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283819	3158528249	30552992	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception due to a [Redacted] decline. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283820		3158528254		30549792			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	Missing documentation verifying income used to qualify. Per AUS, most recent paystub and W-2s from most recent [Redacted] years are required. File did not contain any paystubs and contained only the [Redacted] W-2.				Reviewer Comment (2024-05-20): income docs received Buyer Comment (2024-05-20): See attached income docs	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283820		3158528254		30549795			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided		Missing the subject property Purchase Agreement.				Reviewer Comment (2024-05-20): purchase agreement received, [Redacted] Buyer Comment (2024-05-20): See attached purchase contract	05/20/2024			1	D	A	D	A	D	A	D	A	D	A		WA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283820		3158528254		30549881			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to missing income and asset documentation, resulting in a loan designation discrepancy.				Reviewer Comment (2024-05-20): income docs received	05/20/2024			1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283820		3158528254		30549883			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income/Asset Guideline Deficiency - QM Impact	General QM: There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Waterfall finding due to missing income and asset documentation.				Reviewer Comment (2024-05-20): income docs received Buyer Comment (2024-05-20): Income docs have been uploaded , thank you	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283820		3158528254		30549887			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and there was no evidence of a tolerance cure in the file.				Reviewer Comment (2024-05-20): [Redacted] received valid COC dated [Redacted] Buyer Comment (2024-05-17): Do not concur - Loan Product was changed from Agency to Non-Agency [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Product and Discount Points Changes on [Redacted]. CD V2 disclosed [Redacted] shows increase to Loan Discount Points	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283820		3158528254		30549889			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount less than guideline minimum. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283820		3158528254		30549890			Credit	Income / Employment	Income Documentation	Income / Employment	Income documentation requirements not met.		Missing documentation verifying income used to qualify. Per AUS, most recent paystub and W-2s from most recent [Redacted] years are required. File did not contain any paystubs and contained only the [Redacted] W-2.				Reviewer Comment (2024-05-20): income docs received Buyer Comment (2024-05-20): Income docs are uploaded	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283820		3158528254		30549993			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to missing income and asset documentation.				Reviewer Comment (2024-05-20): income docs received Buyer Comment (2024-05-20): Income docs have been uploaded	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283820		3158528254		30567435			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for [Redacted] decline. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		D	B	D	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283822	3158528256	30554655	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions to allow Vesting in an [Redacted]. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283823		3158528257		30562168			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Product/Program Restriction. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283824		3158528258		30530144			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted].The property was not identified on [Redacted] (enter the app date here); however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-05-14): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-14): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Loan Estimate generated [Redacted] did have property address	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283825		3158528259		30567495			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Product/Program Restriction and Credit History. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283826		3158528261		30542635			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-12): Sufficient Cure Provided At Closing		05/12/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283827		3158528262		30531626			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The loan discount point was previously disclosed to the borrower on the loan estimate as $[Redacted] but it increased on the closing disclosure to $[Redacted] with no cure provided				Reviewer Comment (2024-05-17): [Redacted] received valid COC document Buyer Comment (2024-05-15): Do not concur - Loan Amount increased [Redacted] resulting in increase to Loan Discount Points. Valid CIC showing Loan Discount Points Change on [Redacted]. CD V2 disclosed [Redacted] shows increase to Loan Discount Points	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		OK	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283827		3158528262		30532101			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Hazard Insurance is missing for REO 108 [Redacted].				Reviewer Comment (2024-05-17): verification of HOI via schedule E documentation received Buyer Comment (2024-05-17): Underwriter noted that the [Redacted] Schedule E was relied on for HOI Buyer Comment (2024-05-17): Underwriter noted that [Redacted] Schedule E was relied upon for HOI	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		OK	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283827		3158528262		30532115			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Insurance verification is missing for REO [Redacted].				Reviewer Comment (2024-05-17): verification of HOI via schedule E documentation received	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		OK	Second Home	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283828	3158528264	30543064	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Final Lender Credit fee in the amount of $[Redacted] disclosed on Loan Estimate dated [Redacted] increased to $[Redacted] on the final Closing Disclosure dated [Redacted]. File does not contain a valid Change of Circumstance for the decreased credit, nor evidence of a cure.	Reviewer Comment (2024-05-20): [Redacted] received valid changed circumstance.

Reviewer Comment (2024-05-20): EXCEPTION HISTORY - Exception Detail was updated on [Redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted]  is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted]. ([Redacted])

Buyer Comment (2024-05-16): Do not concur. Lender Credit was due to premium pricing/negative discount points. Interest rate was not locked until [Redacted]. Interest Rate and Discount points (including negative) are subject to change at any time without CIC up until locked. Discount Points increase/lender credit decrease disclosed on LE V2 [Redacted], with rate lock. Amount of -$[Redacted] referenced by [Redacted] not located. Initial credit of $[Redacted] decreased to $[Redacted] remained the same on CD V3 signed at closing [Redacted]. Lender credit did not further decrease
																		05/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283830		3158528267		30529254			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283831	3158528268	30562658	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in the file for lender exception for co-borrower Thin tradelines file.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283833	3158528270	30531886	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Lender Credit disclosed as -$[Redacted] on the initial Loan Estimate but disclosed as -$[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for decrease and the tolerance cure reflected on final Closing Disclosure was not sufficient to cover all tolerance issues.	Reviewer Comment (2024-05-17): [Redacted] received valid changed circumstance and additional information.

Buyer Comment (2024-05-15): Do not concur. Lender Cure was due to premium pricing/negative discount points. Interest rate was not locked until [Redacted]. Interest Rate and Discount points (including negative) are subject to change at any time without CIC up until locked. Lender Credit/negative discount points decrease disclosed on LE V3 [Redacted], with rate lock. Remaining Lender Credit of $[Redacted] also due to premium pricing/negative discount points. A change in amortization term occurred [Redacted] which affected pricing. CIC showing decrease in negative discount points/removal of lender credit and amortization change [Redacted]. Removed lender credit disclosed on CD V2 [Redacted]
																		05/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283833		3158528270		30531887			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and the tolerance cure reflected on the final Closing Disclosure was not sufficient to cover all of the tolerance issues.				Reviewer Comment (2024-05-17): [Redacted] received VCC. Buyer Comment (2024-05-15): Do not concur. A change in Amortization from Interest Only to ARM Interest Only occurred [Redacted] which does affect Recording Fees. Valid CIC [Redacted] showing Amortization change. Updated Recording Fees disclosed on LE V3 [Redacted]	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283834		3158528272		30544840			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Waterfall finding due to the asset issues, resulting in a loan designation discrepancy.				Reviewer Comment (2024-05-20): sufficient asset documentation in file to meet closing and reserve requirements Reviewer Comment (2024-05-16): pricing documentation received, which is not the issue with this condition. Please see other guideline findings for assets, as this is a waterfall finding from the asset conditions. Buyer Comment (2024-05-16): Please see attached screen shots	05/20/2024			1	B	A	C	A	B	A	C	A	B	A		FL	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283834		3158528272		30544848			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount lower than program minimum. Exception approved with comp factors.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%. Borrower has verified disposable income of at least $[Redacted]. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283834		3158528272		30563259			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Missing evidence of required [Redacted] mo. PITIA reserves due to unsourced deposit of $[Redacted] to [Redacted] #[Redacted] on [Redacted].				Reviewer Comment (2024-05-20): sufficient asset documentation in file to meet closing and reserve requirements Buyer Comment (2024-05-17): Loan is a refinance large deposits exist but are not required to be explained or documented as the funds are not being used to payoff /pay down a debt	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283834		3158528272		30563262			Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.		Insufficient funds to close due to unsourced deposit of $[Redacted] to [Redacted] #[Redacted] on [Redacted]. Prepaid Appraisal Fee ($[Redacted]) not documented.				Reviewer Comment (2024-05-20): sufficient asset documentation in file to meet closing and reserve requirements Buyer Comment (2024-05-17): Loan is a refinance large deposits exist but are not required to be explained or documented as the funds are not being used to payoff /pay down a debt	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283834		3158528272		30563746			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor Guidelines Violation	General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.	Waterfall finding due to the asset issues.				Reviewer Comment (2024-05-20): sufficient asset documentation in file to meet closing and reserve requirements Reviewer Comment (2024-05-16): pricing documentation received, which is not the issue with this condition. Please see other guideline findings for assets, as this is a waterfall finding from the asset conditions. Buyer Comment (2024-05-16): Please see attached screen shots	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283834		3158528272		30566134			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions due to [Redacted] decline. Exception approved, with comp factors	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%. Borrower has verified disposable income of at least $[Redacted]. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%. The refinance has decreased the borrower's monthly debt payments by [Redacted]% or more. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283835	3158528274	30556233	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Universal Product Exception Form in file for lender exception of FICO score below minimum. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283835	3158528274	30556240	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of income calculation. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283836		3158528277		30529507			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-14): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-14): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. LE Required [Redacted], Issued [Redacted]	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283836	3158528277	30553485	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of Credit History as it relates to the rental history documentation. Exception approved with comp factors.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283837		3158528278		30558855			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283837		3158528278		30558930			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Credit History. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283837		3158528278		30559791			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-15): Sufficient Cure Provided At Closing		05/15/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283838		3158528286		30552192			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three ([Redacted]) business days after the application date of [Redacted]. The property was not identified on [Redacted] ; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-05-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283840		3158528292		30543522			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283840	3158528292	30543528	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception of loan amount lower than program minimum. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283840		3158528292		30562350			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing primary residence mortgage statement verifying PITI. If taxes and insurance are not escrowed, additional documentation verifying tax and insurance obligations is required.				Reviewer Comment (2024-05-17): REO documentation received Buyer Comment (2024-05-17): attached is the mtg statement for the property	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Second Home	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283840		3158528292		30572343			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-05-17): Sufficient Cure Provided At Closing		05/17/2024		1		A		A		A		A		A		CA	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283840		3158528292		30572344			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.				Reviewer Comment (2024-05-17): Sufficient Cure Provided At Closing		05/17/2024		1		A		A		A		A		A		CA	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283841		3158528294		30544291			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283841		3158528294		30544293			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-13): Sufficient Cure Provided At Closing		05/13/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283842		3158528299		30529477			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283843		3158528300		30542607			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exception to DTI guideline. Exception approved, with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283843		3158528300		30560252			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both significantly exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% significantly exceeds the guideline maximum of [Redacted]%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Universal Product Exception Form in file for lender exception to DTI guideline. Exception approved, with comp factors.				Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors. Reviewer Comment (2024-05-16): Regraded to EV2-B based on pre-consummation lender exception with comp factors including residual income > $[Redacted], substantial reserves, job history and credit score.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283844		3158528303		30543278			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283844		3158528303		30543279			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Recording service fee increased on [Redacted] CD with no valid change evident.				Reviewer Comment (2024-05-13): Sufficient Cure Provided At Closing		05/13/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283844	3158528303	30543303	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception to the minimum loan amount. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283844	3158528303	30560885	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exceptions of [Redacted] decline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283845		3158528304		30543559			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283845		3158528304		30543586			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of request for use of business assets for payoff of debts, income calculation and length of self employment. Exception approved with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283845		3158528304		30562281			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Lender credit changed				Reviewer Comment (2024-05-15): Lender credit cured at closing	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283845		3158528304		30562310			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-15): Sufficient Cure Provided At Closing		05/15/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283846		3158528306		30551472			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Please confirm if this loan is to be considered as Higher Priced QM (Rebuttable Presumption), and the loan can be re-tested.				Reviewer Comment (2024-05-17): updated testing to HPML (rebuttable presumption) Buyer Comment (2024-05-17): [Redacted] shows loan designated as Rebuttable Presumption Buyer Comment (2024-05-17): Please see attached [Redacted] screen	05/17/2024			1	B	A	C	A	B	A	C	A	B	A		NC	Second Home	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	C	B	B	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221283846	3158528306	30551474	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Test	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on or after [Redacted] contains a change in APR and was not received by borrower at least three ([Redacted]) business days prior to consummation	Closing Disclosure dated [Redacted] has a change to the APR and was dated [Redacted] day prior to closing. APR on [Redacted] CD is [Redacted]%, while the previous CD dated [Redacted] indicated an APR of [Redacted]%.	Buyer Comment (2024-05-21): Unable to clear timing issue

Reviewer Comment (2024-05-21): [Redacted] received rebuttal that APR returned to [Redacted]% on final CD.  § [Redacted](f)(2)(ii) provides that if, among other things, the disclosed APR on the CD becomes "inaccurate" as defined by [Redacted], the creditor must provide corrected disclosures with all changed terms so that the consumer receives them not later than the third business day before consummation. Given the APR on the [Redacted] CD increased to [Redacted]%, thereby causing it to become "inaccurate" under [Redacted], the disclosure of this APR should have been provided to the borrower at least [Redacted] business days before consummation. The fact the APR was later brought back down to the originally disclosed value does not change the fact the [Redacted] CD contained an "inaccurate" APR requiring the additional timing. While I understand the argument in stating in terms of the final CD rate being brought back down to [Redacted]%, however there is nothing in the TRID rule that permits the creditor to disregard the additional three day delay requirements simply because the APR increased in excess of the accuracy tolerance but then decreased on a later date. At the end of the day, a CD increased the APR in excess of the accuracy tolerances in [Redacted] and therefore, there should be a new waiting period.  The [Redacted] CD finance charge also increased with the APR.

Buyer Comment (2024-05-17): Please see document [Redacted], CD V7 [Redacted]. APR was returned to [Redacted]% prior to closing

Buyer Comment (2024-05-17): Do not Concur. The loan closed with the lower [Redacted] APR.
																					3	C	C	C	C	C	C	C	C	C	C		NC	Second Home	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	C	B	B	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283846	3158528306	30551482	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Universal Product Exception Form in file for lender exception for the credit score. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Refinance - Cash-out - Other		C	C	B	B	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283846	3158528306	30566972	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception to the minimum loan amount. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Refinance - Cash-out - Other		C	C	B	B	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283846	3158528306	30567023	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for the Income calculation. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		NC	Second Home	Refinance - Cash-out - Other		C	C	B	B	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283846		3158528306		30572832			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-17): Sufficient Cure Provided At Closing		05/17/2024		1	A	A	A	A	A	A	A	A	A	A		NC	Second Home	Refinance - Cash-out - Other	Final CD evidences Cure	C	C	B	B	C	C	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221283847		3158528307		30566966			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified [Redacted].; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283847		3158528307		30567872			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-16): Sufficient Cure Provided At Closing		05/16/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283848		3158528310		30545359			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file risk score was not provided which does not meet securitization requirements.				Reviewer Comment (2024-05-14): CDA received, with value supporting the original appraised value	05/14/2024			1	D	A	D	A	D	A	D	A	D	A		NY	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283848		3158528310		30545449			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[Redacted]. Based on hazard insurance coverage of $[Redacted], the loan is short of the required coverage by $[Redacted]. An Insurer's Replacement Cost Estimate was not in the file.				Reviewer Comment (2024-05-15): co-op cert received, there is sufficient HOI coverage on the subject property Buyer Comment (2024-05-15): Do Not Agree, we have enough coverage. Attached is the Certificate of Liability for the Co-op.	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283848		3158528310		30549095			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing Insurance and Tax verification for property located at [Redacted].				Reviewer Comment (2024-05-14): tax cert for REO property received Buyer Comment (2024-05-14): Taxes on the property Buyer Comment (2024-05-14): insurance for property	05/14/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283848		3158528310		30549170			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for thin credit/tradelines for primary purchase. Exception approved, with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors.			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		D	B	C	B	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283849		3158528356		30552511			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-17): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283849		3158528356		30552513			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was not disclosed on the initial Loan Estimate. A valid change of circumstance not provided for disclosure of new fee and there was no evidence of a tolerance cure.				Reviewer Comment (2024-05-20): [Redacted] received valid COC document. Buyer Comment (2024-05-17): Do not Concur. Valid CICs for Loan amount, Product, Loan Interest Rate, and Loan Points occurred on [Redacted]. CDv1 disclosed same day timely.	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283849		3158528356		30567395			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Universal Product Exception Form in file for lender exceptions of DTI exceeding guideline and loan amount less than program minimum. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283849		3158528356		30567396			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of DTI exceeding guideline and loan amount less than program minimum. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283849		3158528356		30567401			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing mortgage statement and verification of property taxes for retained departure residence.				Reviewer Comment (2024-05-17): REO docs received Buyer Comment (2024-05-17): insurance on [Redacted] mtg payment is on the credit report and attached is the taxes and insurance Buyer Comment (2024-05-17): taxes for [Redacted]	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283849		3158528356		30567407			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines	General QM: The DTI calculated in accordance with the Lenders Guidelines and [Redacted](e) of [Redacted]% moderately exceeds the guideline maximum of [Redacted]%. (DTI Exception is eligible to be regraded with compensating factors.)	Universal Product Exception Form in file for lender exception to the DTI guideline. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283849		3158528356		30567430			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception related to documentation of pending IRA distribution income used to qualify. Exception approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		MI	Primary	Purchase		C	B	C	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283850		3158528361		30543719			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-05-13): Sufficient Cure Provided At Closing		05/13/2024		1	A	A	A	A	A	A	A	A	A	A		NY	Primary	Purchase	Final CD evidences Cure	B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283850		3158528361		30561484			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of Loan amount. Exception approved with comp factors.	Borrower has worked in the same position for more than [Redacted] years. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283850		3158528361		30561490			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of PAG decline. Exception approved with comp factors.	Borrower has worked in the same position for more than [Redacted] years. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283851		3158528364		30530080			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	The Recording fee was previously disclosed to the borrower on the loan estimate as $[Redacted], but it increased on the closing disclosure to $[Redacted]. There is a cure of $[Redacted] on the final CD, however this amount is not sufficient to cure all issues.				Reviewer Comment (2024-05-16): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception. Buyer Comment (2024-05-15): Do not Concur. Cure already given at closing. Please see that the cure is for the [Redacted]% fees.	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283851		3158528364		30530081			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Loan discount points was previously disclosed to the borrower on the loan estimate as $[Redacted], but it increased on the closing disclosure to $[Redacted] with no valid Change of Circumstance found in the loan file. There is a cure of $[Redacted] on the final CD, however this amount is not sufficient to cure all issues.				Reviewer Comment (2024-05-16): [Redacted] received a valid COC. Buyer Comment (2024-05-15): Do not Concur. Valid CICs of ReqFeeChg and LnPoints CIC occurred on [Redacted]. Lock History: Expiration also changed on [Redacted]. Points disclosed timely on CD V2 [Redacted]	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283851		3158528364		30553902			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Income doc waiver and [Redacted]. Exceptions approved with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283851		3158528364		30565719			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-16): Sufficient Cure Provided At Closing		05/16/2024		1		A		A		A		A		A		NY	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283852		3158528365		30554668			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	AUS/Guideline Findings: All conditions were not met		Universal Product Exception Form in file for lender exceptions of thin credit file. Exception approved with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-14): Universal Product Exception Form in file, exception approved with comp factors			05/14/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283853		3158528367		30532670			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than three ([Redacted]) business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the Loan Estimate.				Reviewer Comment (2024-05-15): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-15): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/15/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283853		3158528367		30532671			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-10): Sufficient Cure Provided At Closing		05/10/2024		1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase	Final CD evidences Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283854	3158528369	30567588	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	Universal Product Exception Form in file for lender exception of co-borrower credit score of [Redacted] versus the [Redacted] required credit score.	Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has owned the subject property for at least [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Cash-out - Other		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283855		3158528370		30547349			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three ([Redacted]) business days prior to closing, and appraisal was not provided at or before closing.	Verification updated appraisal was delivered to borrower was not provided.				Reviewer Comment (2024-05-17): proof of appraisal delivery received Buyer Comment (2024-05-17): Do not Concur. Appraisal received by Borrowers on [Redacted] via [Redacted]	05/17/2024			1	B	A	B	A	B	A	B	A	B	A		SC	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283855		3158528370		30547353			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted]. The loan file did not contain a valid change of circumstance for the reduced credit or evidence of a cure.				Reviewer Comment (2024-05-21): [Redacted] received valid changed circumstance Buyer Comment (2024-05-17): Do not Concur. Valid CICs for Initial Lock and Property Type changes on [Redacted]. Loan Discount points disclosed timely same day on Lev3. This is where the lender credit (premium pricing) changed to positive Loan Discount Points.	05/21/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283855		3158528370		30547355			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The fee for Loan Discount Points was not previously disclosed to the borrower on the initial loan estimate, but it appeared on the closing disclosure as $[Redacted] with no cure provided to the borrower and no valid Change of Circumstance found in file.				Reviewer Comment (2024-05-20): [Redacted] received copy of the system snip with LOX rebuttal response for the fee was increased. Buyer Comment (2024-05-17): Do not Concur. Valid CICs for Initial Lock and Property Type changes on [Redacted]. Loan Discount points disclosed timely same day on Lev3	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		SC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283856		3158528373		30544756			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Earliest dated Loan Estimate in the file is dated [Redacted] which was not within three ([Redacted]) business days of the application date of [Redacted].				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted] LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283856	3158528373	30560975	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in the file for income calculation for bonus, asset annuitization calculation and to not require the leach line correction to the property prior to closing. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted].

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283857		3158528374		30565425			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Proposed policy amount disclosed on title commitment is less than loan amount. Provide a supplemental title commitment or the final title policy showing sufficient loan amount coverage.				Reviewer Comment (2024-05-21): final title policy with acceptable loan amount coverage has been received Buyer Comment (2024-05-21): Do not Agree, Final Title Policy received post close per procedures	05/21/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283857		3158528374		30591160			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [Redacted]. There was a FEMA disaster dated [Redacted]. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2024-05-23): PDI, with inspection date of [Redacted] showing no damage to property has been received Buyer Comment (2024-05-23): See attached PDI	05/23/2024			1		A		A		A		A		A		TX	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283858		3158528375		30560356			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing [Redacted] lien mortgage statement for departure residence verifying PITI.				Reviewer Comment (2024-05-17): mtg statement for departing residence received Buyer Comment (2024-05-17): see attached	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283858		3158528375		30560383			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283859		3158528376		30555934			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in the file for lender exception for the thin credit of the borrower.	The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum. Borrower has verified disposable income of at least $[Redacted].	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		C	B	B	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283859		3158528376		30556038			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Appraisal was made "subject to" and form [Redacted] was not provided in the file.				Reviewer Comment (2024-05-17): inspection of ceiling received, and indicates no action is necessary at this time for the ceilings Buyer Comment (2024-05-17): The appraisal was subject to inspection due to water damage on ceiling - see attached inspection that confirm the water stained ceiling was tested by infrared imaging that displays no temperature differential i.e. no active moisture, testing with a moisture meter also confirm no moisture . The report confirms no active water penetration. The stained ceiling is cosmetic.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase		C	B	B	B	A	A	C	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283860		3158528379		30542636			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Missing subject property primary Appraisal.				Reviewer Comment (2024-05-17): appraisal received Buyer Comment (2024-05-17): See attached	05/17/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Purchase		D	B	D	B	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283860		3158528379		30542638			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.		The origination appraisal was not provided in the file. There was a FEMA disaster dated [Redacted]. The appraisal may resolve this issue. Need a post-disaster inspection form indicating no damage to the subject property and must be dated after the disaster declaration or issue may be cleared once origination appraisal is received.				Reviewer Comment (2024-05-17): appraisal received Buyer Comment (2024-05-17): appraisal was uploaded to file	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		D	B	D	B	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283860		3158528379		30542639			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing. Sec ID: 1		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. There was no UCDP in file.				Reviewer Comment (2024-05-17): FHLMC UCDP with LCA of [Redacted] has been received Buyer Comment (2024-05-17): See UCDP with LCA Score of [Redacted]	05/17/2024			1	D	A	D	A	D	A	D	A	D	A		NJ	Primary	Purchase		D	B	D	B	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283860		3158528379		30542640			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exception for co-Borrower thin credit and no credit score. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		D	B	D	B	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283860		3158528379		30542642			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).	Loan is testing as an HPML and it appears based on the High Cost Analysis in file at Doc [Redacted] that the Lender also believed it to be rebuttable presumption (HPML) at origination. Please confirm.				Reviewer Comment (2024-05-16): screen shots show rebuttable presumption (HPML) Buyer Comment (2024-05-16): Please see attached screen shots	05/16/2024			1	B	A	C	A	B	A	C	A	B	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	D	B	D	B	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221283860		3158528379		30542644			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	D	B	D	B	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283860		3158528379		30542648			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception to the minimum loan amount. Exception approved, with comp factors.	Borrower has verified disposable income of at least $[Redacted]. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		D	B	D	B	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
221283860		3158528379		30561417			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-15): Sufficient Cure Provided At Closing		05/15/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	D	B	D	B	C	A	D	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	Yes
221283861		3158528380		30531857			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: 2		For securitization requirements, a secondary valuation review product is required, which supports original appraised value. The UCDP in file had a risk score of [redacted], which does not meet securitization requirements.				Reviewer Comment (2024-05-28): CDA received, and it supports the original appraised value Buyer Comment (2024-05-28): Please see attached CDA Reviewer Comment (2024-05-17): FNMA UCDP received reflects a CU risk score of [redacted]. Buyer Comment (2024-05-17): See UCDP reflecting CU score of [redacted].	05/28/2024			1	D	A	D	A	D	A	D	A	D	A		AZ	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283861		3158528380		30531877			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	-	Required final inspection not provided in loan images.				Reviewer Comment (2024-05-17): roof inspection and confirmation of repairs received; electrical pannel inspection and determination that it is acceptable as is has been received. Buyer Comment (2024-05-17): The appraisal was subject to an electrical and roof inspection and both are attached Buyer Comment (2024-05-17): electrical invoice Buyer Comment (2024-05-17): electrical inspection	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283861		3158528380		30531955			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $[redacted].	Lender Credit disclosed as $[redacted] on the initial Loan Estimate but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for decrease and there was no evidence of a tolerance cure.				Reviewer Comment (2024-05-17): SitusAMC received valid changed circumstance Buyer Comment (2024-05-15): Do not concur. Lender Credit was due to premium pricing/negative discount points. Interest rate was not locked until [redacted]. Interest Rate and Discount points (including negative) are subject to change at any time without CIC up until locked. Lender Credit/negative discount points removal disclosed on LE V2 [redacted], with rate lock.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283861		3158528380		30555417			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Initial Loan Estimate was issued on [redacted], which was more than 3 business days after the application date of [redacted]. The property was not identified on [redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-17): SitusAMC received additional information to support initial application date with 6 pieces of info received Buyer Comment (2024-05-15): Do not concur. Interest rate was not locked until [redacted]. Interest Rate and Discount points are subject to change at any time without CIC up until locked. Discount Points increase disclosed on LE V2 [redacted], with rate lock.	05/17/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	No Defined Cure	D	A	A	A	C	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283863		3158528383		30542506			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $[Redacted] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redacted].	The amount of Lender Credit was last disclosed as -$[Redacted] on LE but disclosed as $[Redacted] on Final Closing Disclosure. File does not contain a valid Change of Circumstance for the reduced credit, nor evidence of cure in file.				Reviewer Comment (2024-05-20): [Redacted] received VCC. Buyer Comment (2024-05-16): Do not concur. Valid CICs for Required Fee change, affordable Credit, and Product change occurred on [Redacted]. Lender Credit decreased and disclosed timely on Lev4 on [Redacted]	05/20/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283863	3158528383	30542507	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.	Reviewer Comment (2024-05-20): Evidence of when the LE was required to be created and delivered has been received.

Buyer Comment (2024-05-20): This application was taken for "credit only" approval to be underwriting-approved prior to borrower locating a property to purchase. Loan was HBA/"Credit Only" and did not have all of the [Redacted] data elements required to create an LE. Purchase Contract was received [Redacted] and loan was converted from HBA to Purchase. Once the Loan was converted to Purchase, the property address and estimated property value were obtained. Initial LE was not required until [Redacted] and was sent to the borrower [Redacted]. Application Package documents from [Redacted] do not have a street address for the property, only City, State, Zip. The Conditional Approval from [Redacted] also does not have the property street address. This document also advises the borrower to provide the Purchase Agreement (Sales Contract). Chase was not made aware of purchase property street address until [Redacted] when sales contract was received. Loan Status updated to  "Submitted to Underwriting Flip Inserted" [Redacted] when sales contract received. Prior loan status was "Approved Waiting for Property."

Reviewer Comment (2024-05-20): Please provide documentation to support [Redacted] application date.  Contract  date appears to be [Redacted].  No other application point after [Redacted] was located in the loan file.

Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address
																		05/20/2024			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283863		3158528383		30560961			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount. Exception approved with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283863		3158528383		30560966			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of loan [Redacted] and program restrictions as related to rental history. Exception approved with comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283864		3158528384		30542401			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283865		3158528391		30542366			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three ([Redacted]) business days prior to closing.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-16): documentation received Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283865	3158528391	30542374	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exception due to the loan amount. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283865	3158528391	30558970	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception due to a [Redacted] decline. Exception approved, with comp factors.	The representative FICO score exceeds the guideline minimum by at least [Redacted] points.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The qualifying DTI on the loan is at least [Redacted]% less than the guideline maximum.	Universal Product Exception Form in file, exception approved with comp factors	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283865		3158528391		30560171			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-05-15): Sufficient Cure Provided At Closing		05/15/2024		1	A	A	A	A	A	A	A	A	A	A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283866		3158528394		30542651			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Initial Loan Estimate was issued on [Redacted], which was more than [Redacted] business days after the application date of [Redacted]. The property was not identified on [Redacted]; however, no documentation was provided to evidence the date of receipt of the required data to trigger the creation of the LE.				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Fully Executed Purchase Contract received [Redacted]. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283866		3158528394		30542654			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in file for lender exceptions of Employment and [Redacted] Thin Credit. Exception approved with comp factors.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [Redacted] months PITIA or more. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283867	3158528397	30544639	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[Redacted] exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	The Initial Loan Estimate did not disclose an Appraisal fee; however, the final Closing Disclosure reflected a fee of $[Redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure. The $[Redacted] is the remaining balance of the appraisal fee of $[Redacted] that was not paid by the seller.	Reviewer Comment (2024-05-20): [Redacted] received valid COC document.

Buyer Comment (2024-05-17): Do not concur. Loan Product changed from Agency to Non-Agency [Redacted]. Previous Agency product had allowed for an appraisal waiver. When product was changed to Non-Agency, appraisal waiver was lost and an appraisal became required. CICs showing Product and Appraisal Waiver Opt Out changes [Redacted]. CIC for Appraisal Order [Redacted]. Appraisal Fee disclosed on LE V2 [Redacted]

Reviewer Comment (2024-05-17): [Redacted] received Changed Circumstance dated [Redacted], but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2024-05-16): Do not Concur. Valid CICs occurred on [Redacted] and [Redacted]. LEv2 was disclosed timely on [Redacted]. Appraisal Fee is $[Redacted], but $[Redacted] was allocated towards seller paid credits. The customer was not over charged and no cure due back.
																		05/20/2024			1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
221283867		3158528397		30544640			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Universal Product Exception Form in file for lender exceptions of loan amount below the minimum for non-agency.	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283867		3158528397		30562894			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Universal Product Exception Form in the file for lender exception for approved income calculation (salary/allow non-guaranteed draw income).	Borrower has been employed in the same industry for more than [Redacted] years. Borrower has verified disposable income of at least $[Redacted]. Borrower has worked in the same position for more than [Redacted] years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months. Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted]. The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-16): Universal Product Exception Form in file, exception approved with comp factors.			05/16/2024	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283868		3158528398		30543977			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three ([Redacted]) business days of application.	Earliest dated Loan Estimate in the file is dated [Redacted] which was not within three ([Redacted]) business days of the application date of [Redacted].				Reviewer Comment (2024-05-16): Evidence of when the LE was required to be created and delivered has been received. Buyer Comment (2024-05-16): Do not Concur. Loan flipped from HBA "Credit Only" to Purchase with property [Redacted]. LE Required [Redacted], Issued [Redacted]. Application Package prior to [Redacted] did not have property address. Loan Estimate generated [Redacted] did have property address	05/16/2024			1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221283868	3158528398	30562099	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Universal Product Exception Form in file for lender exception for Product/Program Rest. The exception is allowing only the portion of the payment on the departure residence actually paid by the customer is approved.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [Redacted]%.

Borrower has been employed in the same industry for more than [Redacted] years.

Borrower has verified disposable income of at least $[Redacted].

Borrower has worked in the same position for more than [Redacted] years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least [Redacted] months.

Borrowers made a down payment from their own funds on this purchase transaction of at least [Redacted]% and $[Redacted].

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least [Redacted]%.

														The representative FICO score exceeds the guideline minimum by at least [Redacted] points.	Universal Product Exception Form in file, exception approved with comp factors.	SitusAMC,Originator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-05-15): Universal Product Exception Form in file, exception approved with comp factors.			05/15/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221302900		3158528084		30593859			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Evidence of delivery of updated appraisal not provided.				Reviewer Comment (2024-05-28): appraisal waiver received Buyer Comment (2024-05-28): Please see attached appraisal receipt waiver.	05/28/2024			1	B	A	B	A	B	A	B	A	B	A		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
221302900		3158528084		30641952			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Missing evidence of appraisal delivery at or prior to closing.				Reviewer Comment (2024-05-29): client has accepted EV2 Buyer Comment (2024-05-29): EV2 accepted.			05/29/2024	2		B		B		B		B		B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No